             NICHOLAS=APPLEGATE-Registered Trademark- MUTUAL FUNDS

                              SEMI-ANNUAL REPORT


                              SEPTEMBER 30, 1995

                                 ------------

                               GLOBAL PORTFOLIOS
                             INSTITUTIONAL SERIES

                                 ------------

                               WORLDWIDE GROWTH

                             INTERNATIONAL GROWTH

                              EMERGING COUNTRIES

NICHOLAS=APPLEGATE-Registered Trademark- MUTUAL FUNDS
-----------------------------------------------------------------------
600 West Broadway
San Diego, California 92101
800-551-8643

TRUSTEES OF NICHOLAS-APPLEGATE MUTUAL FUNDS

Fred C. Applegate
Dr. Arthur B. Laffer
Arthur E. Nicholas, Chairman
Charles E. Young

TRUSTEES OF NICHOLAS-APPLEGATE INVESTMENT TRUST

Dann V. Angeloff
Walter A. Auch
Theodore J. Coburn
Darlene T. DeRemer
George F. Keane
Arthur E. Nicholas, Chairman

OFFICERS

Arthur E. Nicholas, Chairman
Ashley Rabun, President
Pete J. Johnson, Vice President
Thomas Pindelski, Treasurer
E. Blake Moore, Jr., Secretary

INVESTMENT MANAGER

Nicholas-Applegate Capital Management

DISTRIBUTOR

Nicholas-Applegate Securities

CUSTODIAN

PNC Bank

TRANSFER AGENT

State Street Bank & Trust Company

--------------------------------------------------------------------------------

TABLE OF CONTENTS
-------------------------------------------------------------------

                                                                           PAGE
Letter to Shareholders..................................................     1
Organization............................................................     2
Capital Markets Review..................................................     3
The Portfolios' Overview, Fund Manager Q&A and the Funds' Schedules of
 Investments
  Worldwide Growth......................................................     4
  International Growth..................................................    14
  Emerging Countries....................................................    24
The Portfolios'
  Financial Highlights..................................................    34
  Statements of Assets and Liabilities..................................    36
  Statements of Operations..............................................    37
  Statements of Changes in Net Assets...................................    38
  Notes to the Financial Statements.....................................    39
Notes to the Funds' Financial Statements................................    44

------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a current prospectus for Nicholas-Applegate Mutual Funds. Distributor: Nicholas-Applegate Securities.

                      (This page intentionally left blank)

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------

DEAR FELLOW SHAREHOLDERS,

  We are pleased to present you with this Semi-Annual Report for Nicholas-Applegate Mutual Funds.

  Global markets have, on the whole, performed well this year, although they have been overshadowed by very strong performance in the U.S. market. Next year, many analysts are expecting international markets to outperform the U.S. At Nicholas-Applegate, we believe that the long-term prospects for global markets have never looked better. The difficulty for many investors is trying to decide which markets to be in and when. We believe it is more important to remain broadly diversified in all world markets than to attempt to "time" them. Let me use the U.S. stock market as an example to explain why we are so optimistic about the world's future.

  In 1932, the depths of the Depression in the United States, the Dow Jones Industrial Average sank to a low of 40. In September, 1995, it reached a new high of 4801. That means that over the past 63 years the Dow has multiplied in value 120 times. And these 63 years included a terrible World War, the assassination of world leaders, and 40 years of a Cold War that diverted the energies of many of the world's best and brightest minds.

  So what made this phenomenal increase in stock values possible? It's basically very simple -- companies like those we look for are constantly striving to introduce new products and services that increase productivity or improve people's lives in some way. The fax machine. The cassette player on your hip. The automatic teller at your bank, and in your grocery store. The personal computer on your desk, or the computer chips under the dashboard of your car. Shopping from home via cable television. Overnight delivery.

  All these innovations add value to world economies. All are made possible by the capital invested by people like you through equity ownership. This process is now picking up even more steam with the opening of major new markets around the world and the globalization of the world economy. Today many of the toys lining our store shelves are manufactured in Mainland China, many U.S. corporations generate a high percentage of their profits overseas, and young Americans move to places like Budapest and Prague to make their fortunes.

  At Nicholas-Applegate, we believe that change creates opportunity. In a world where so much is changing, we think the prospects for long-term investors look very bright indeed. Keep your eyes on your goals, stick to your financial plan, and remember -- true wealth comes from staying invested for the long term and being diversified throughout the globe.

Sincerely,

         [SIGNATURE]

Ashley Rabun
President
Nicholas-Applegate Mutual Funds

--------------------------------------------------------------------------------

ORGANIZATION
-------------------------------------------------------------------

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which offers 43 separate series comprised of Portfolios A, with an initial sales charge, B, with a contingent deferred sales charge, C, with a level asset-based sales charge, Institutional, with no load, and Qualified, with no load (each a "Portfolio" and collectively the "Portfolios"). The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering 12 investment vehicles (the "Funds"). As of September 30, 1995, the Funds and corresponding Portfolios are as follows:

                                                                         INCLUDED
                                                                            IN       INCLUDED IN
     FUNDS OF THE                        PORTFOLIOS OF                     THIS        ANOTHER
     MASTER TRUST                          THE TRUST                      REPORT       REPORT
-----------------------  ---------------------------------------------  ----------  -------------
Mini-Cap Growth          Mini-Cap Growth Institutional                                    x
Emerging Growth          Emerging Growth A                                                x
                         Emerging Growth B                                                x
                         Emerging Growth C                                                x
                         Emerging Growth Institutional                                    x
                         Emerging Growth Qualified                                        x

Core Growth              Core Growth A                                                    x
                         Core Growth B                                                    x
                         Core Growth C                                                    x
                         Core Growth Institutional                                        x
                         Core Growth Qualified                                            x

Income & Growth          Income & Growth A                                                x
                         Income & Growth B                                                x
                         Income & Growth C                                                x
                         Income & Growth Institutional                                    x
                         Income & Growth Qualified                                        x

Balanced Growth          Balanced Growth A                                                x
                         Balanced Growth B                                                x
                         Balanced Growth C                                                x
                         Balanced Growth Institutional                                    x
                         Balanced Growth Qualified                                        x

Government Income        Government Income A                                              x
                         Government Income B                                              x
                         Government Income C                                              x
                         Government Income Qualified                                      x

Money Market             Money Market Portfolio                                           x

Worldwide Growth         Worldwide Growth A                                               x
                         Worldwide Growth B                                               x
                         Worldwide Growth C                                               x
                         Worldwide Growth Institutional                     x
                         Worldwide Growth Qualified                                       x

International Growth     International Growth A                                           x
                         International Growth B                                           x
                         International Growth C                                           x
                         International Growth Institutional                 x
                         International Growth Qualified                                   x

Emerging Countries       Emerging Countries A                                             x
                         Emerging Countries B                                             x
                         Emerging Countries C                                             x
                         Emerging Countries Institutional                   x
                         Emerging Countries Qualified                                     x

Fully Discretionary      Fully Discretionary Institutional                                x

Short-Intermediate       Short-Intermediate Institutional                                 x

--------------------------------------------------------------------------------

CAPITAL MARKETS REVIEW
-------------------------------------------------------------------

  The international investing environment improved significantly this summer as a global rally in technology and telecommunications stocks helped high-technology companies' shares worldwide. The benchmark for foreign equities, Morgan Stanley Capital International's EAFE (Europe, Australia and Far East) Index, advanced 4.0%, from July through September 1995.* This was a sharp break from the four previous quarters, during which international stocks returned, on average, only 0.4%. The reemergence of the Japanese market was the largest factor in the increase.

  Japanese stocks, which had been in a general state of decline since 1990, advanced 4.3%, on average, in the third quarter. The turnaround was spurred by a combination of government spending, a weakening of the yen and an easing of monetary policy. The weakening yen helped improve prospects for Japanese manufacturers, whose products were becoming increasingly expensive and uncompetitive in export markets. Elsewhere in Asia, country returns were mostly higher during spring and summer. Hong Kong and Korea enjoyed especially strong market advances, although Taiwan suffered severe declines.

  European stock markets advanced broadly during the summer. The Nordic countries, where returns are dominated by a handful of telecommunications companies, set the pace for world markets on the strength of a 50.5% advance in Finland's stocks from April through September. The continent's largest equity markets, the United Kingdom and Germany recorded solid gains for the period as did the smaller markets of Switzerland, Spain, Ireland and Greece. The French market was the continent's biggest disappointment. It fell 4.4% from April through September.

  Emerging market countries advanced through spring and summer, mostly on the strength of a rebound in Latin American share prices. They rose 21.8% from April through September with the largest gains recorded in Peru and Mexico. Average share prices in those countries rose 50.2% and 33.8%, respectively, from April through September.

  These somewhat choppy market conditions showed a major advantage of our bottom-up investment style, which focuses on finding successful growing companies rather than advancing national markets. We use sophisticated traditional and systematic research tools to sort through the ranks of the world's companies in search of the best available investments. In this way, we look for healthy, growing companies that are responding well to change and are poised for growth regardless of economic conditions. We remain optimistic about the outlook for our investment style in international markets. We continue to find and invest in companies that are benefiting from the rapid societal and economic changes occurring worldwide and we believe the world's capital markets will continue to reward these companies and our investors.

------------
  * All returns in this Capital Markets Review are measured in U.S. dollars.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH PORTFOLIO
-------------------------------------------------------------------

  GOAL: Seeks to maximize long-term capital appreciation through investment in a portfolio of growth stocks of U.S. and foreign companies.

  REVIEW AND OUTLOOK: The Worldwide Growth Portfolio advanced strongly through spring and summer, outperforming the benchmark MSCI World Index. Among the best performing issues in the Portfolio were: Diesel engine manufacturer China Yuchai, up 33% for the period on the strength of mid-sized engine sales in China; and Telecom Italia Mobile, a company that was spun off from Telecom Italia in July and has risen 30% in share price on the strength of its share in Italy's growing cellular telephone market.

  As of September 30, 1995, 38% of the Portfolio's net assets were invested in U.S. companies, 18% were in Japanese companies and 8% were in United Kingdom companies. (This distribution includes the Global and American Depository Receipts of non-U.S. companies as U.S. holdings.) We held 33% of assets in equities of companies that produce goods for other manufacturers, 22% in technology company shares and 5% in financial services companies. Other sectors represented in the Portfolio included: consumer durable products, 7%; utilities, 5%; and retailers, 3%.

  Economic growth appears to be slowing globally to a stable, sustainable level and that has led to lower interest rates internationally. This is an attractive market environment for the kinds of growth companies that we seek for the Portfolio. We look for companies that we believe can grow earnings regardless of the economic environment. In periods of slow growth, these companies can command premium stock prices because earnings growth is relatively harder to find.

  We believe the global investing environment remains positive for U.S. investors and further improvements in the relative performances of non-U.S. companies is likely. This should bode well for U.S. investors and cause global investing to remain an important strategy for achieving superior long-term returns.

                            REPRESENTATIVE HOLDINGS

                               Autoliv AB, Sweden
                             Fresenius Co., Germany
                     NTT Data Communications Systems, Japan
                           Micron Technology, U.S.A.
                                 Sidel, France
                           Storehouse, United Kingdom
                   China Yuchai International LTD., Singapore
                                 IRO AB, Sweden
                          Telecom Italia Mobile, Italy
                             Varitronix, Hong Kong

--------------------------------------------------------------------------------

A CONVERSATION WITH LORETTA MORRIS
-------------------------------------------------------------------

                      Loretta Morris
     [PHOTO]          Portfolio Manager
                      Global Management Team
                      Worldwide Growth Portfolio

Q. LORETTA, THE WORLDWIDE GROWTH PORTFOLIO
PRODUCED VERY ATTRACTIVE GAINS FROM APRIL THROUGH SEPTEMBER DESPITE CHOPPY CONDITIONS FOR GLOBAL INVESTORS. WHAT WAS HAPPENING IN THE WORLD'S EQUITY MARKETS AND IN THE PORTFOLIO?

A. Well, a lot of the choppiness and also a lot of the gain was rooted in the changing values of the world's currencies, especially the U.S. dollar, the Japanese yen and the German mark. These three countries each contributed to the global easing of monetary policy during the period, and that had an expansionary effect on worldwide economic activity. Within that monetary easing was a coordinated effort by these three countries, to boost the value of the dollar at the expense of the yen and the mark. This provided an important turning point for the export-driven Japanese economy. It made Japanese products more competitively priced. Japanese stock prices rose with the strengthening dollar and the Portfolio's Japanese holdings gained value.

Q. HOW DID NICHOLAS-APPLEGATE'S INVESTING STYLE
CONTRIBUTE TO THE PORTFOLIO'S STRONG RELATIVE PERFORMANCE DURING THE PERIOD?

A. We routinely analyze returns from the Portfolio and compare them to returns from the World Index to see how we're doing on a relative basis. We know from this analysis that our individual stock-selection decisions made the big difference in our outperformance against the Index. These decisions were much more important, for example, than our weightings within countries or industries. Since we consider our expertise as investment managers to be our stock-picking abilities, this is very satisfying.

Q. DO YOU FACTOR POLITICAL AND CURRENCY RISKS INTO
YOUR INVESTMENT DECISIONS? HOW DO YOU ACCOUNT FOR THOSE FACTORS?

A. We're bottom-up investors, so our decisions are based on the fundamental strengths of individual companies. However, in light of that, we have to take into account how certain economic conditions are going to affect the companies in the Portfolio. So we do monitor and keep abreast of conditions on a macroeconomic level and how that influences the companies we're considering. It doesn't really lead us to make a decision to increase or decrease the percentage of the Portfolio that is invested in a specific country. Those country weighting decisions are really just the net result of our individual investment decisions. They come about from the fact that we're either finding or not finding attractive companies in these countries in light of the economic environment.

Q. WHAT ARE SOME EXAMPLES OF STOCKS THAT YOU
ADDED OR SOLD DURING THE PERIOD?

A. We invested in SGL Carbon, a German company that engineers and performs industrial applications to create specialty graphite products and also produces carbon electrodes used to raise the temperatures of the industrial blast furnaces that produce specialty steels. We think there is a lot of room for growth in the price of this new stock. The company was spun off from German chemical giant Hoechst and it has made some acquisitions of other companies that add a lot of value to its core business, which is growing rapidly. We also purchased shares of Honda Motor, a company that we have owned in the Portfolio previously. Honda is benefiting from strong new model offerings on the sales side and from significant offshore manufacturing capacity that helps control expenses. We sold shares of the German airline Lufthansa during the period because we started to see a slowdown in passenger traffic, and we believe the benefits from the company's recent restructuring are now fully reflected in the stock price. We also sold our position in Swedish steel maker SSAB because of expectations that the company's earnings growth will decelerate in 1996.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH INSTITUTIONAL PORTFOLIO
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE WORLDWIDE GROWTH INSTITUTIONAL PORTFOLIO WITH THE MSCI WORLD INDEX.

        ANNUALIZED TOTAL RETURN
            SINCE INCEPTION                      ONE YEAR TOTAL RETURN
          (10/1/93 -- 9/30/95)                   (10/01/94 -- 09/30/95)
                 10.22%                                  11.55%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        Worldwide
                           Growth
                    Institutional        MSCI World
                        Portfolio             Index
10/1/93                    250000            250000
12/93                      250600            254061
3/94                       263000            255609
6/94                       258600            263297
9/94                       272200            268946
12/94                      258091            267012
3/95                       262105            279072
6/95                       277358            290979
9/95                       303648            306816

This graph is furnished to you in accordance with SEC regulations. It compares a $250,000 investment in the Worldwide Growth Institutional Portfolio with the Morgan Stanley Capital International ("MSCI") World Index from the commencement of operations of the Portfolio on October 1, 1993 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

MSCI World Index consists of more than 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand, and the Far East excluding the United States. The Index is a market-value weighted combination of countries and is unmanaged.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS -- 92.6%
----------------------------------------------

ARGENTINA -- 0.1%
  Capex SA, Class A..........................         15,000     $    112,500
                                                                 ------------
AUSTRALIA -- 1.1%
  Advance Bank of Australia LTD..............            979            7,207
  Broken Hill Proprietary Co. LTD............         17,828          245,773
  Capral Aluminium LTD.......................         28,000           65,815
  F. H. Faulding & Co. LTD...................         46,200          207,762
  ICI Australia LTD..........................          2,200           16,628
  National Australia Bank LTD................          1,487           13,149
  Pioneer International LTD..................         98,000          259,239
  Westfield Holdings LTD.....................         27,000          281,203
                                                                 ------------
                                                                    1,096,776
                                                                 ------------
BELGIUM -- 0.7%
  Tessenderlo Chemie S.A.....................          1,900          690,116
                                                                 ------------
CANADA -- 0.4%
  Noranda, Inc...............................         18,000          366,711
                                                                 ------------
DENMARK -- 1.2%
  Bang & Olufsen Holding A/S, Class B........          1,800          636,387
  East Asiatic Co., LTD*.....................         10,000          277,788
  Sparekassen Bikuben
    A/S*.....................................          8,300          279,970
                                                                 ------------
                                                                    1,194,145
                                                                 ------------
FINLAND -- 0.4%
  Kymmene OY.................................         11,500          355,337
                                                                 ------------
FRANCE -- 3.0%
  Accor SA...................................          2,568          318,274
  Club Mediterranee SA.......................          5,300          513,654
  Europeenne de Propulsion SA................          5,228          319,939
  Lafarge Coppee SA..........................          4,510          296,708

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

FRANCE (CONTINUED)
  Michelin (C.G.D.E.), Class "B".............         10,300     $    451,820
  PSA Peugeot Citroen........................          3,400          464,911
  Sidel, SA..................................          2,030          648,372
                                                                 ------------
                                                                    3,013,678
                                                                 ------------
GERMANY -- 5.2%
  BASF AG....................................          3,000          656,421
  Bayer AG...................................          2,300          587,642
  Fresenius AG...............................          1,370        1,170,284
  Mannesmann AG..............................          2,400          785,268
  RWE AG.....................................          1,800          615,922
  SGL Carbon AG*.............................         10,100          656,974
  VEBA AG....................................         20,000          793,306
                                                                 ------------
                                                                    5,265,817
                                                                 ------------
HONG KONG -- 1.2%
  China Light & Power Co. LTD................         87,000          450,095
  Guangdong Investments LTD..................        468,000          279,951
  Hopewell Holdings LTD......................         11,000            7,469
  San Miguel Brewery Hong Kong LTD...........        370,000          221,329
  Tai Cheung Holdings LTD....................         10,000            8,795
  Varitronix International LTD...............         50,000          101,854
  Yizheng Chemical Fibre Co. LTD.............        660,000          194,201
                                                                 ------------
                                                                    1,263,694
                                                                 ------------
IRELAND -- 1.6%
  Bank of Ireland............................         93,353          585,041
  Grafton Group PLC..........................         69,890          507,989
  Smurfit (Jefferson) Group PLC..............        178,000          531,885
                                                                 ------------
                                                                    1,624,915
                                                                 ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

ITALY -- 1.8%
  Fiat SpA...................................        115,000     $    430,760
  Snia BPD SpA*..............................        300,000          325,023
  Stet Societa' Finanziaria Telefonica SpA...        155,000          471,008
  Telecom Italia SpA.........................        182,000          300,794
  Telecom Italia Mobile SpA*.................        182,000          303,615
                                                                 ------------
                                                                    1,831,200
                                                                 ------------
JAPAN -- 17.8%
  Aica Kogyo Co. LTD.........................         70,000          431,357
  Aida Engineering...........................         14,000          101,121
  Daiichi Corp...............................         33,000          656,733
  Fujitsu LTD................................         71,000          896,555
  Gunze LTD..................................         87,000          484,261
  Hitachi LTD................................         69,000          752,803
  Honda Motor Co.............................         50,000          899,081
  Hoya Corp..................................         20,000          589,959
  Izumiya Co. LTD............................         10,000          163,653
  Keyence Corp...............................          6,000          745,530
  Kokusai Electric Co........................         31,000          707,748
  Kubota Corp................................         85,000          573,593
  Kureha Chemical Industry Co., LTD..........         50,000          212,648
  Kyocera Corp...............................          8,000          657,844
  Life Co. LTD...............................         42,000          127,286
  Minebea Co. LTD............................         58,000          439,438
  Mizuno Corp................................         64,000          598,040
  Nakayama Steel Works LTD...................         38,000          223,033
  NEC Corp...................................         55,000          766,744
  Nippon Steel Co............................        133,000          464,875
  Noritz Corp................................         33,000          563,390
  NTT Data Communications Systems Corp.......            500        1,166,785
  Sekisui Chemical Co........................         27,000          343,671

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

JAPAN (CONTINUED)
  Sekisui Plastics Co. LTD...................         59,000     $    296,222
  Suzuki Motor Co. LTD.......................         30,000          324,275
  Tokyu Corp.................................        100,000          674,816
  Toshiba Corp...............................         88,000          644,510
  Tostem Corp................................         17,000          547,833
  Toyoda Machine Works, LTD..................        100,000          691,989
  Xebio Co. LTD..............................         11,000          407,819
  Yamanouchi Pharmaceutical Co., LTD.........         36,000          778,261
  Yodogawa Steel Works.......................         90,000          723,709
  Yokogawa Electric..........................         45,000          402,313
                                                                 ------------
                                                                 18,057,895..
                                                                 ------------
KOREA -- 0.2%
  Korea Mobile Telecommunications Corp.*.....            180          191,675
                                                                 ------------
MALAYSIA -- 0.6%
  Bandar Raya Developments BHD...............        100,000          188,657
  DCB Holdings BHD...........................         77,000          214,527
  Malayan Banking BHD........................         26,000          210,070
                                                                 ------------
                                                                      613,254
                                                                 ------------
MEXICO -- 3.1%
  Cemex S.A..................................        194,000          868,974
  Gruma S.A.*................................         80,000          264,996
  Grupo Carso S.A. de CV, Series A1*.........         64,000          400,940
  Grupo Financiero Inbursa, S.A. de CV, Class
    C........................................         45,000          152,936
  Grupo Modelo S.A. de CV, Series C*.........         80,000          301,958
  Grupo Industria Alfa, S.A. de CV...........         22,000          295,975

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

MEXICO (CONTINUED)
  Transportacion Maritima Mexicana S.A. de
    CV*......................................        116,000     $    813,908
                                                                 ------------
                                                                    3,099,687
                                                                 ------------
NETHERLANDS -- 2.5%
  Borsumij Wehry NV CVA......................            325            7,169
  Crown Van Gelder Gemeenschappelijk Bezit NV
    CVA......................................          2,700          255,624
  DSM NV.....................................          3,000          240,720
  Hollandsche Benton Groep NV................             18            2,711
  Koninklijke Hoogovens NV CVA...............          8,950          356,837
  Koninklijke Volker Stevin NV CVA...........          5,400          360,405
  NV Holdingmaatschappij De Telegraaf CVA....          3,500          479,003
  Philips Electronics NV.....................         10,100          492,313
  Sphinx Kon Gustavsberg CVA.................         12,000          358,455
                                                                 ------------
                                                                    2,553,237
                                                                 ------------
SINGAPORE -- 0.3%
  City Developments LTD......................         50,000          309,206
  United Overseas Bank LTD...................            495            4,279
                                                                 ------------
                                                                      313,485
                                                                 ------------
SPAIN -- 1.9%
  Acerinox SA................................          5,060          576,976
  Gas Natural SDG, Class E...................          6,000          755,489
  Hidroelectrica del Cantabrico SA, Class C..         20,770          629,878
                                                                 ------------
                                                                    1,962,343
                                                                 ------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

SWEDEN -- 1.3%
  Ericsson...................................         19,500     $    481,481
  IRO AB*....................................         32,000          425,096
  Mo och Domsjoe AB, Class B.................          6,500          409,212
                                                                 ------------
                                                                    1,315,789
                                                                 ------------
SWITZERLAND -- 2.2%
  Aare-Tessin AG fur Elektrizitat............            500          322,371
  Alusuisse-Lonza Holding AG.................            600          445,002
  Ascom Holding AG, Bearer*..................            300          319,342
  Landis & Gyr AG............................            450          274,557
  Merck AG...................................            500          483,773
  Zurich Versicherungs-
    gesellschaft.............................          1,500          420,597
                                                                 ------------
                                                                    2,265,642
                                                                 ------------
THAILAND -- 0.2%
  K.R. Precision Public Co., LTD*............         25,700          152,592
                                                                 ------------
UNITED KINGDOM -- 7.9%
  Bank of Scotland...........................        123,270          471,425
  British Petroleum Co. PLC..................         78,634          590,260
  British Steel PLC..........................        223,000          639,619
  Burton Group PLC...........................        310,000          536,433
  Dewhirst Group PLC.........................        100,000          304,998
  GKN PLC....................................         64,400          841,649
  Imperial Chemical Industries PLC...........         46,000          583,731
  London International Group*................        100,000          208,600
  Next PLC...................................        100,000          641,602
  Pilkington PLC.............................        184,000          578,642
  RMC Group PLC..............................         33,200          569,780
  RTZ Corp. PLC..............................         38,000          556,676

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED KINGDOM (CONTINUED)
  Smith (David S.) Holdings PLC..............         55,000     $    537,144
  Storehouse PLC.............................         97,000          454,502
  Thorn EMI PLC..............................         19,000          442,579
                                                                 ------------
                                                                    7,957,640
                                                                 ------------
UNITED STATES OF AMERICA++ -- 37.9%
  Alex Brown, Inc............................          6,600          385,275
  Alliance Semiconductor Corp.*..............         22,725          903,319
  Altera Corp.*+.............................         14,600          910,675
  American Financial Group Inc...............         12,800          384,000
  Arbed SA Sponsored ADS (Belgium)*+.........         20,000          527,540
  Asarco, Inc................................         23,600          743,400
  Autoliv AB Sponsored ADS (Sweden)*+........         20,000        1,219,820
  Bear Stearns Companies, Inc................         13,000          279,500
  Boise Cascade Corp.........................         23,700          956,888
  Bowater, Inc...............................          6,700          312,388
  Burr Brown Corp.*..........................         10,300          383,675
  Cabletron Systems, Inc.*...................          4,450          293,144
  Charter One Financial, Inc.................         10,100          297,950
  China Yuchai International LTD (China).....         29,000          355,250
  Compania Cervecerias Unidas Sa Sponsored
    ADR (Chile)..............................          6,000          128,250
  Cognex Corp.*..............................          6,800          328,100
  Compusa, Inc.*.............................          9,000          387,000
  Conner Peripherals, Inc.*..................         25,400          422,275
  Continental Airlines, Inc.*................         11,400          417,525

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)

  Credence Systems Corp.*....................         10,000     $    362,500
  Cytec Industries, Inc.*....................          6,500          376,188
  Danaher Corp...............................         12,600          412,650
  Dimon, Inc.................................         19,400          291,000
  Electronics For Imaging, Inc.*.............          6,400          458,400
  Federal Paper Board Co.....................          9,900          379,913
  FMC Corp...................................         11,600          881,600
  Fleming Companies, Inc.....................         11,600          278,400
  FSI Internationa, Inc.*....................         12,400          412,300
  Gaylord Container Corp., Class A*..........         32,800          309,550
  Glatfelter (P.H.) Co.......................         15,100          339,750
  Grand Casinos, Inc.*.......................         10,700          434,688
  Green Tree Financial Corp..................          1,600           97,600
  Harbin Power Equipment Co. LTD (China).....         10,500          267,801
  IBP, Inc...................................          9,200          491,050
  Indigo NV (Netherlands)*...................         17,500          404,687
  Inversiones y Representaciones SA Sponsored
    GDR (Argentina)*.........................         16,200          388,800
  J&L Specialty Steel, Inc...................         12,700          266,700
  Kemet Corp.*...............................         22,000          760,350
  King World Productions, Inc.*..............          6,900          252,712
  Kulicke & Soffa Industries*................          8,500          310,250
  Lattice Semiconductor Corp.*+..............          7,800          316,875
  Lehman Brothers Holdings, Inc.*+...........         13,400          309,875
  L.G. Electronics, Inc. Sponsored GDR (South
    Korea)...................................         28,600          354,068

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  L.G. Electronics, Inc. Sponsored GDR New
    (South Korea)*...........................          1,668     $     28,109
  Lincare Holdings, Inc.*....................         10,400          267,800
  Louisiana Land & Exploration Co............          7,100          252,937
  Lyondell Petrochemical Co..................         24,400          631,350
  Marshall Industries*.......................         10,900          411,475
  McAfee Associates, Inc.*...................          8,500          437,750
  Medic Computer Systems, Inc.*..............          6,200          314,650
  Micron Technology, Inc.....................         12,400          985,800
  Mobile Telecommunication Technology*.......         11,000          339,625
  Moneda Chile Fund (Chile)*.................         42,000          425,250
  Old Republic International.................         12,300          355,162
  Olin Corp..................................          7,400          508,750
  Olympic Financial, LTD*....................         11,700          320,287
  Oxford Health Plans, Inc.*.................          6,500          472,875
  Petro Canada*..............................         43,000          209,625
  Potash Corporation of Saskatchewan, Inc....         19,900        1,238,775
  Rayonier, Inc..............................          8,800          344,300
  Reading & Bates Corp.*.....................         30,600          367,200
  Reynolds Metals Co.........................          6,500          375,375
  Rhodia-Ster SA Sponsored GDR (Brazil)......         38,000          510,340
  Robert Half International, Inc.*...........         23,200          791,700
  Safeway, Inc...............................          2,200           91,850

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  Samsung Electronics Co. LTD (Non-voting) --
    New*+....................................          3,071     $    196,237
  Samsung Electronics Co. LTD Sponsored GDS
    (South Korea)(Non-voting) -- New*+.......            244           15,592
  Samsung Electronics Co. LTD (Voting) --
    New*+....................................            183           19,764
  Samsung Electronics Co. LTD Sponsored GDR
    (South Korea) (Voting)*+.................            928          111,360
  Samsung Electronics Co. LTD Sponsored GDR
    (South Korea) (Non-voting)*+.............         15,520        1,101,920
  Samsung Engineering & Construction*+.......         17,200          163,400
  Samsung Engineering & Construction
    Sponsored GDR (South Korea)*+............          6,985           66,357
  Seagate Technology*........................          7,400          311,725
  Sonat Offshore Drilling Co.................          8,900          290,363
  Sterling Chemicals, Inc....................          5,100           42,075
  Sun Microsystems, Inc.*....................          9,100          573,300
  S3, Inc.*..................................          7,300          254,587
  Tele Danmark A/S Sponsored ADR (Denmark)...         20,000          517,500
  Telecomunicacoes Brasileiras S/A - Telebras
    Sponsored ADR (Brazil)...................         13,000          611,091
  Tencor Instruments*........................         16,800          743,400
  Tidewater, Inc.............................         13,700          385,313

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

WORLDWIDE
GROWTH FUND                                  NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  U. S. Robotics Corp.*......................          5,200     $    443,300
  Union Camp Corp............................          6,200          357,275
  Usiminas Siderurg Minas Gerais Sponsored
    ADR (Brazil)*+...........................         77,000          848,309
  Valmet Corp.(Finland)......................         12,700          414,359
  Videotron Holdings PLC Sponsored ADR
    (United Kingdom)*........................         30,700          510,388
  Wellman, Inc...............................         16,500          404,250
  Westvaco Corp..............................          9,500          433,437
  Willamette Industries......................          4,900          327,075
  Wyle Electronics, Inc......................          8,000          359,000
  Xilinx, Inc.*..............................          7,500          360,937
                                                                 ------------
                                                                   38,336,980
                                                                 ------------
TOTAL COMMON STOCKS
  (Cost $80,222,169)........................................       93,635,108
                                                                 ------------
-----------------------------------------------------------------------------
WARRANTS/RIGHTS -- 0.1%
-----------------------------------------------------------------------------
MALAYSIA
  DCB Holdings BHD, 12/28/99.................         19,250           19,461
                                                                 ------------
SINGAPORE
  United Overseas Bank LTD, 06/17/97.........            209              818
                                                                 ------------
SWEDEN
  Ericsson, 10/27/95.........................          1,950           22,807
                                                                 ------------

                                             NUMBER
                                            OF SHARES     VALUE

---------------------------------------------------------

SWITZERLAND
  Holderbank Financiere Glaris AG, 12/20/95..          2,150     $      2,512
                                                                 ------------
UNITED KINGDOM
  RMC Group, 10/16/95........................          8,300           17,838
                                                                 ------------
UNITED STATES OF AMERICA
  Merrill Lynch Hong Kong Call, 12/15/95.....         18,000           11,812
                                                                 ------------
TOTAL WARRANTS/RIGHTS
  (Cost $97,072)............................................           75,248
                                                                 ------------

                                               PRINCIPAL
                                                 AMOUNT
-----------------------------------------------------------------------
COMMERCIAL PAPER -- 3.7%
-----------------------------------------------------------------------
  JP Morgan 6.500%, 10/02/95.................  $3,269,000     3,267,819
  Melville 6.650%, 10/02/95..................     525,000       524,806
                                                           ------------
TOTAL COMMERCIAL PAPER
  (Cost $3,792,625) ........................... 3,794,000     3,792,625
                                                           ------------
TOTAL INVESTMENTS -- 96.4%
  (Cost $84,111,866).....................................    97,502,981
OTHER ASSETS LESS LIABILITIES -- 3.6%....................
                                                              3,665,836
                                                           ------------
NET ASSETS -- 100.0%.....................................  $101,168,817
                                                           ------------

------------
* Non-income producing security.
+ Rule 144A restricted security.
++ These securities are classified as United States securities as their underlying currency is the U.S. Dollar.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Aerospace.....................................         0.3%
Agriculture...................................         1.5
Airlines......................................         0.4
Alcohol Beverages.............................         0.6
Apparel.......................................         1.3
Automobiles...................................         2.1
Automotive Equipment..........................         2.0
Broadcasting..................................         0.8
Building Material Chains......................         0.5
Building Materials............................         3.5
Chemicals.....................................         5.3
Closed End Country Funds......................         0.4
Clothing Chains...............................         0.4
Computer Office Automation....................         2.8
Consumer Electricals..........................         0.6
Containers....................................         1.3
Contract Drilling.............................         0.7
Department/Discount Stores....................         0.6
Drugs/Pharmaceuticals.........................         1.4
Electric Utilities............................         2.1
Electronic Instruments........................         7.0
Entertainment.................................         0.3
Finance Companies.............................         0.4
Gambling......................................         0.9
Gas Utilities.................................         0.8
Grocery Products..............................         0.5
Industrial Engineering........................         1.0
Investment Companies..........................         1.2
Lodging.......................................         0.6
Machinery/Equipment...........................         4.3
Managed Healthcare/HMO's......................         0.5
Medical/Health Services.......................         0.3
Metals........................................         4.0

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Military/Defense Technology...................         1.4%
Money-Center Banks............................         1.6
Multi-Line Insurers...........................         0.8
Oil/Gas Production............................         1.7
Other Consumer Industrial Services............         1.1
Other Consumer Non-Durables...................         0.4
Other Consumer Durables.......................         0.4
Other Consumer Services.......................         0.4
Other Energy..................................         0.4
Other Financial Services......................         0.4
Other Health Technical Services...............         1.2
Other Manufacturing...........................         6.0
Other Transportation..........................         0.8
Other Utilities...............................         0.5
Paper.........................................         5.0
Property-Casualty Insurance...................         0.8
Publishing....................................         0.5
Railroads.....................................         0.7
Real Estate Brokers...........................         0.9
Recreational Products.........................         0.6
Retail/Food Distribution......................         0.3
Savings & Loan Associations...................         0.3
Semiconductors/Elec Comp......................         7.9
Soaps/Cosmetics...............................         0.2
Software......................................         2.4
Specialty Chains..............................         1.7
Telecommunications Equip......................         1.5
Telephone.....................................         1.8
Tobacco Products..............................         0.3
Other Assets Less Liabilities.................         3.6
                                                   -----
TOTAL.........................................       100.0%
                                                   -----
                                                   -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH PORTFOLIO
-------------------------------------------------------------------

  GOAL: Seeks to maximize long-term capital appreciation through investment in a portfolio of equity securities of foreign companies only.

  REVIEW AND OUTLOOK: International stocks improved through spring and summer as market conditions in the developed and emerging markets of Europe, Asia and the Americas offered signs of renewed growth. Among the leading financial markets and their returns for the period were Finland, 52%; Sweden, 36%; Brazil, 32%; and Spain, 18%.

  Companies contributing to the International Growth Portfolio's performance during the period included Swedish airbag and seat-belt manufacturer Autoliv. Among other products, Autoliv manufactures the side-impact airbag being installed on new Volvos. Shares of British retailer Storehouse also rose. The company grew earnings during the period through increased sales of its infants' and children's clothing and furnishings and from its stores specializing in clothing for mothers.

  As of September 30, 1995, more than half of the Portfolio's assets were invested in growth-oriented companies in the three largest foreign markets:
Japan, the United Kingdom and Germany. About 10% of assets were invested in companies in emerging-markets countries. The remainder of the Portfolio was invested in companies in the other industrialized countries of Europe, Asia and the Americas.

  We see several themes developing across world markets: economic growth is slowing, even in the emerging markets. Inflationary forces appear to have been dampened by fierce global competition for jobs. Finally, global export growth is growing steadily, representing a powerful engine for prosperity. These forces all help the type of companies that we favor in the Portfolio. We use a company-by-company investment process to identify companies that are responding positively to change and that are poised to grow their earnings, regardless of the economic environment. Recently, this process has led us to excellent opportunities among manufacturers of high-technology, industrial and consumer products as well as among financial services companies.

  We remain upbeat about the long-term prospects for international investing and for the International Growth Portfolio. We continue to identify healthy, dynamic companies that we believe are responding well to changes in local and global economic environments.

                            REPRESENTATIVE HOLDINGS:

                               Autoliv AB, Sweden
                             SGL Carbon AG, Germany
                               Hoya Corp., Japan
                            Bang & Olufsen, Denmark
                           Storehouse, United Kingdom
                                 Sidel, France
                   China Yuchai International Ltd., Singapore
                                 IRO AB, Sweden
                                 Safilo, Italy
                       Korea Mobile Telecom, South Korea

--------------------------------------------------------------------------------

A CONVERSATION WITH LORETTA MORRIS
-------------------------------------------------------------------

                      Loretta Morris
     [PHOTO]          Portfolio Manager
                      Global Management Team
                      International Growth Portfolio

Q. LORETTA, INTERNATIONAL EQUITIES SHOWED A LOT OF
PRICE MOVEMENT, BOTH UP AND DOWN, FROM APRIL THROUGH SEPTEMBER. WHAT WAS HAPPENING IN THE MARKETS AND HOW DID THAT IMPACT THE INTERNATIONAL GROWTH PORTFOLIO?

A. There was quite a bit of price movement in the period. Fortunately, markets went up more than they went down, and investors were rewarded for their patience. There were some major developments in international business and economics during the period. While these were largely positive, they added to the choppiness of international financial markets. There were some big currency moves, for example. The dollar weakened during the winter but was supported in early summer by the governments of Japan and Germany, whose exports were becoming quite costly to customers purchasing with dollars. There was a global easing of monetary policy by the U.S., Japan and Germany, which had the expansionary effect of putting money into international markets. The U.S. and Japan resolved their trade dispute over autos and auto parts and that helped steady the markets. Finally, the trend toward restructuring companies and improving productivity that has been so much a part of domestic corporate culture in the 1990s really began to take hold globally. This helped the technology companies in the Portfolio because they supply the tools that enhance productivity. It also helped the companies in the Portfolio that have effectively restructured their operations and improved their operating margins.

Q. DOES YOUR RECENT PERFORMANCE REPRESENT A
DEPARTURE FROM YOUR APPROACH TO INVESTING IN THESE INTERNATIONAL MARKETS IN 1994 AND THE FIRST QUARTER OF 1995?

A. We haven't changed the way we manage the Portfolio. We still look for and invest in companies showing positive change at the margin -- new products, new market niches, new management plans or other factors enabling them to improve profitability. A lot of international companies have been improving earnings through restructuring this year but this theme is getting a bit played out. A lot of the big gains have already been realized from restructuring and this is now built into the stock prices. So we are finding some of our best opportunities now in more traditional growth themes: companies developing innovative, new products and services or finding and claiming niche markets.

Q. THE DOMESTIC STOCK MARKET HAS BEEN VERY
STRONG THIS YEAR. GIVEN THIS, WHY WOULD YOU ADVISE U.S. INVESTORS TO REMAIN IN INTERNATIONAL MARKETS THAT HAVE BEEN UNDERPERFORMING THEIR NATIVE MARKETS?

A. Domestic and international markets are both subject to random cycles of advances and declines and these cycles have very low correlation. That means that returns in domestic markets have been independent of what has occurred internationally. We do know that the best ten-year, fifteen-year and twenty-year stock-market performances through 1994 were turned in by international markets. We also know that, in the past, investors have been able to improve total returns, reduce risk and smooth out the fluctuations of a domestic portfolio by adding international investments. So I would advise investors to work with their financial consultants to develop

--------------------------------------------------------------------------------

-------------------------------------------------------------------
investment plans that are suited to their specific needs and that are based on the best information available. I'm confident most investors will find these plans include a significant international component.

Q. WHAT ARE SOME EXAMPLES OF STOCKS YOU ADDED
AND SOLD DURING THE PERIOD?

A. We recently bought shares of Safilo, an Italian manufacturer of eyeglass frames. We see growth in certain niches of global consumer markets and Safilo's management is positioning the company to take advantage of that growth. We also purchased shares of NTT Data Systems Corp., a subsidiary of Nippon Telegraph and Telephone Corp. and the largest information systems company in Japan. The company's software development business is poised to grow as Japanese companies and public sector agencies strive to improve productivity. We sold shares of a pair of European steel companies, Thyssen of Germany and Hoogovens of the Netherlands, on expectations of decelerating earnings growth for the companies in 1996.

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH INSTITUTIONAL PORTFOLIO
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE INTERNATIONAL GROWTH INSTITUTIONAL PORTFOLIO WITH THE MSCI EAFE INDEX.

        ANNUALIZED TOTAL RETURN
            SINCE INCEPTION                      ONE YEAR TOTAL RETURN
         (12/31/93 -- 09/30/95)                  (10/01/94 -- 09/30/95)
                 8.42%                                   1.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                    International
                           Growth
                    Institutional
                        Portfolio   MSCI EAFE Index
12/31/93                   250000            250000
3/94                       269000            258713
6/94                       279600            271926
9/94                       283000            272190
12/94                      271530            269402
3/95                       265239            274329
6/95                       269292            276334
9/95                       287934            287465

This graph is furnished to you in accordance with SEC regulations. It compares a $250,000 investment in the International Growth Institutional Portfolio with the Morgan Stanley Capital International ("MSCI") EAFE Index from the commencement of operations of the Portfolio on December 31, 1993 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The MSCI Europe, Australia, Far East ("EAFE") Index is an unmanaged index that is a generally accepted benchmark for major overseas markets. The MSCI EAFE Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

INTERNATIONAL
GROWTH FUND                                  NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS -- 92.2%
----------------------------------------------

ARGENTINA -- 0.6%
  Capex SA Class A                                    14,000     $   105,000
                                                                 -----------
AUSTRALIA -- 2.8%
  Australian Gas Light Co. LTD...............         20,000          69,533
  Caltex Australia LTD.......................         33,000         106,001
  Capral Aluminium LTD.......................         44,000         103,424
  F.H. Faulding & Co. LTD....................          1,000           4,497
  ICI Australia LTD..........................          9,600          72,557
  Western Mining Corp. Holdings LTD..........         10,000          65,452
  Westfield Holdings LTD.....................          8,600          89,568
                                                                 -----------
                                                                     511,032
                                                                 -----------
BELGIUM -- 0.7%
  Banque Bruxelles Lambert SA................            380          64,131
  Barco N.V..................................            565          66,035
                                                                 -----------
                                                                     130,166
                                                                 -----------
DENMARK -- 1.4%
  Bang & Olufsen Holding A/S Class B.........            375         132,581
  Ostasiatiske Kompagni A/S*.................          2,400          66,669
  Sparekassen Bikuben
    A/S*.....................................          1,800          60,716
                                                                 -----------
                                                                     259,966
                                                                 -----------
FINLAND -- 0.5%
  Kymmene....................................          3,000          92,697
                                                                 -----------
FRANCE -- 4.8%
  Club Mediterranee..........................          1,000          96,916
  Labinal....................................            550          84,705
  Lafarge....................................          1,353          89,012
  Michelin Cgde Reg "b"......................          2,200          96,505
  PSA Peugeot Citroen........................            710          97,084

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

FRANCE (CONTINUED)
  Sidel......................................            430     $   137,340
  Sidergie...................................            400          88,423
  Societe Europeene de Propulsion SA.........          1,295          79,250
  Strafor Facom SA...........................            850         101,894
                                                                 -----------
                                                                     871,129
                                                                 -----------
GERMANY -- 5.1%
  BASF AG....................................            675         147,695
  Fresenius AG...............................            255         217,827
  Mannesmann AG..............................            710         232,308
  SGL Carbon AG*.............................          3,200         208,150
  VEBA AG....................................          3,000         118,996
                                                                 -----------
                                                                     924,976
                                                                 -----------
HONG KONG -- 1.9%
  China Light & Power Co. LTD................         20,000         103,470
  Hopewell Holdings LTD......................          2,523           1,713
  Paliburg International Holdings LTD........         31,500          18,945
  San Miguel Brewery Hong Kong LTD...........        110,000          65,801
  Varitronix International LTD...............         50,000         101,853
  Yizheng Chemical Fibre Co..................        198,000          58,260
                                                                 -----------
                                                                     350,042
                                                                 -----------
IRELAND -- 2.1%
  Bank of Ireland............................         23,338         146,259
  Grafton Group PLC..........................         18,116         131,674
  Smurfit (Jefferson) Group PLC..............         32,000          95,620
                                                                 -----------
                                                                     373,553
                                                                 -----------
ITALY -- 2.0%
  Safilo SpA.................................         12,000         108,651
  Snia BPD SpA*..............................         71,000          76,922

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

ITALY (CONTINUED)
  Stet Societa' Finanziaria Telefonica SpA...         21,000     $    63,814
  Telecom Italia SpA.........................         31,000          51,234
  Telecom Italia Mobile SpA*.................         31,000          51,715
                                                                 -----------
                                                                     352,336
                                                                 -----------
JAPAN -- 30.2%
  Aica Kogyo Co. LTD.........................         16,000          98,596
  Aida Engineering...........................         23,000         166,128
  Daiichi Corp...............................          7,000         139,307
  Fujitsu LTD................................         17,000         214,668
  Gunze LTD..................................         31,000         172,553
  Honda Motor Co.............................         15,000         269,724
  Hoya Corp..................................          6,000         176,987
  Keyence Corp...............................          2,000         248,510
  Kubota Corp................................         27,000         182,200
  Kurabo Industries..........................         44,000         160,905
  Life Co. LTD...............................          7,000          21,214
  Minebea Co. LTD............................         29,000         219,719
  Mitsubishi Gas Chemical....................         45,000         199,111
  Mitsui Marine & Fire Insurance Co..........         22,000         138,014
  Nakayama Steel Works LTD...................         17,000          99,778
  Nippon Steel Co............................         36,000         125,831
  Noritz Corp................................         11,000         187,797
  Sekisui Plastics Co. LTD...................          8,000          40,166
  Shinko Shoji...............................         12,000         193,959
  Sony Corp..................................          3,000         155,773
  Suzuki Motor Co. LTD.......................         14,000         151,328
  TEC Corp.*.................................         32,000         126,720
  Tokyu Construction Co......................         36,000         169,108
  Tokyu Corp.................................         33,000         222,689
  Toshiba Corp...............................          4,000          29,296
  Tostem Corp................................         10,000         322,255

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

JAPAN (CONTINUED)
  Toyota Tsusho Corp.........................         30,000     $   190,928
  Wacoal Corp................................         13,000         157,592
  Xebio Co. LTD..............................          6,000         222,447
  Yamanouchi Pharm Jpy.......................         11,000         237,802
  Yodogawa Steel Works.......................         24,000         192,989
  Yokogawa Elec..............................         22,000         196,687
                                                                 -----------
                                                                   5,430,781
                                                                 -----------
KOREA -- 3.6%
  Korea Mobile Telecommunications*...........             60          63,892
                                                                 -----------
MALAYSIA -- 1.4%
  Bandar Raya Developments BHD...............         44,000          83,009
  DCB Holdings BHD...........................         27,000          75,224
  Genting BHD................................            400           3,455
  Malayan Banking BHD........................         12,000          96,955
                                                                 -----------
                                                                     258,643
                                                                 -----------
MEXICO -- 4.1%
  CEMEX SA de CV Series B....................         34,000         152,294
  Gruma S.A.*................................         50,000         165,623
  Grupo Carso SA de CV Series A*.............         13,000          81,441
  Groupo Industria Alfa A Share..............          7,000          94,174
  Groupo Modelo SA NPA Series A..............         21,000          79,264
  Tmmsa A Mxp*...............................         23,000         161,378
                                                                 -----------
                                                                     734,174
                                                                 -----------
NETHERLANDS -- 3.5%
  Borsumij Wehry NV CVA......................             75           1,654
  CVG CVA....................................            700          66,273
  Philips Electronics NV.....................          3,500         170,604
  Randstad Holdings..........................          3,300         141,676
  Telegraaf Holdingsmij CVA..................          1,100         150,544

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INTERNATIONAL
GROWTH FUND                                  NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

NETHERLANDS (CONTINUED)
  Volker Stevin NV...........................          1,500     $   100,112
                                                                 -----------
                                                                     630,863
                                                                 -----------
SINGAPORE -- 0.9%
  City Developments LTD......................         10,000          61,841
  DBS Land LTD...............................         16,000          47,449
  Straits Steamship Land LTD.................         19,000          52,073
                                                                 -----------
                                                                     161,363
                                                                 -----------
SPAIN -- 1.7%
  Acerinox SA................................            880         100,344
  Gas Natural SDG SA Class E.................            900         113,323
  Hidroelectrica del Cantabrico SA Class C...          2,840          86,127
                                                                 -----------
                                                                     299,794
                                                                 -----------
SWEDEN -- 2.0%
  Ericsson LM B-F............................          6,400         158,025
  IRO AB*....................................          8,000         106,274
  Mo Och Domsjo AB...........................          1,500          94,434
                                                                 -----------
                                                                     358,733
                                                                 -----------
SWITZERLAND -- 2.3%
  Alusuisse-Lonza Holding AG.................             80          59,334
  Ascom Holding AG*..........................             80          85,158
  Nokia-Maillefer Holding SA.................            400         198,356
  Zurcher Ziegeleien.........................            100          73,561
                                                                 -----------
                                                                     416,409
                                                                 -----------
THAILAND -- 0.2%
  K.R. Precision Public Colocal*.............          6,400          38,000
                                                                 -----------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

UNITED KINGDOM -- 15.4%
  Ashtead Group PLC..........................         20,000     $   145,388
  Bank of Scotland...........................         43,144         164,997
  British Petroleum Co. PLC..................         20,162         151,344
  Burton Group Ord...........................        108,000         186,886
  Dewhirst Group PLC.........................         51,000         155,549
  GKN Ord....................................         13,000         169,898
  Goldsmiths Group PLC.......................         34,000          95,371
  Imperial Chemical Industries PLC...........         12,000         152,278
  London International Group.................         68,000         141,848
  Low & Bonar PLC............................         19,000         149,828
  Matthews (Bernard) PLC.....................         76,000         124,306
  Pentland Group PLC.........................         70,000         132,745
  Rank Organisation PLC......................         17,000         114,177
  Renold PLC.................................         20,000          87,865
  RMC Group PLC..............................          6,600         113,269
  RTZ Corp. PLC..............................         11,098         162,579
  Smith (Ds) Holdings........................         16,000         156,260
  Storehouse PLC.............................         30,000         140,568
  Thorn EMI..................................          5,800         135,103
  Vinten Group PLC...........................          8,000          91,278
                                                                 -----------
                                                                   2,771,537
                                                                 -----------
UNITED STATES OF AMERICA++ -- 7.9%
  Autoliv AB Sponsored ADS (Sweden)*.........          4,000         243,964
  China Yuchai (China) International LTD.....          9,000         110,250
  Harbin Power Equipment Co. LTD Sponsored
    ADR (China)*.............................          2,200          58,333
  Indigo NV (Netherlands)*...................          4,400         101,750

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  Inversiones y Representaciones SA Sponsored
    GDR (Argentina)..........................          4,000     $    96,000
  L.G. Electronics, Inc. Sponsored GDR (South
    Korea)*+.................................          6,400          79,232
  L.G. Electronics, Inc. (South Korea)*+.....            372           6,269
  Moneda Chile Fund Limited (Chile)*.........          8,000          81,000
  Rhodia-Ster SA Sponsored GDR (Brazil)*+....          7,000          94,010
  Samsung Electronics LTD GDS (South
    Korea)*..................................             14             894
  Samsung Electronics LTD Sponsored GDR
    (South Korea)(non-voting)*+..............          1,000          71,000
  Samsung Electronics LTD Sponsored GDR
    (South Korea)(voting)*+..................             55           6,600
  Samsung Electronics LTD Sponsored GDR
    (South Korea) (new, non-voting)*+........            197          12,588
  Samsung Electronics LTD Sponsored GDR
    (South Korea)(new, voting)*+.............             11           1,188

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  Samsung Engineering & Construction
    Sponsored GDR (South Korea) (voting)*+...           2000     $    19,000
  Samsung Engineering & Construction
    Sponsored GDR (South Korea)
    (non-voting)*+...........................            810           7,695
  Tele Danmark A/S Sponsored ADR (Denmark)...            800          20,700
  Telecomunicacoes Brasileiras S/A --
    Telebras Sponsored ADR (Brazil)..........           3000         141,021
  Usiminas Siderurg Minas Gerais Sponsored
    ADR (Brazil)*+...........................         13,000         143,221
  Videotron Holdings PLC Sponsored ADR
    (United Kingdom)*........................           7200         119,700
                                                                 -----------
                                                                   1,414,415
                                                                 -----------
TOTAL COMMON STOCKS
  (Cost $15,265,980)........................................      16,549,501
                                                                 -----------
----------------------------------------------------------------------------
RIGHTS/WARRANTS -- 0.1%
----------------------------------------------------------------------------
MALAYSIA
  DCB Holdings BHD Warrants, 12/28/99*                 6,750           6,824
SWEDEN
  Ericsson LM Rights,
    10/27/95                                             640           7,485

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INTERNATIONAL
GROWTH FUND                                  NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------
RIGHTS/WARRANTS (Continued)
----------------------------------------------

SWITZERLAND
  Holderbank Financiere Glarus AG Warrants,
    12/20/95*                                          1,000     $     1,168
UNITED KINGDOM
  RMC Group Rights, 10/16/95                           1,650           3,546
                                                                 -----------
TOTAL RIGHTS/WARRANTS
  (Cost $1,066).............................................          19,023
                                                                 -----------

                                                  PRINCIPAL
                                                    AMOUNT
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.8%
----------------------------------------------------------------------------
  Melville
    6.650%, 10/02/95 (Cost $329,878)              $  330,000         329,878
                                                                 -----------

                                             NUMBER
                                           OF SHARES       VALUE

---------------------------------------------------------

TOTAL INVESTMENTS -- 94.1%
  (Cost $15,596,924)........................................     $16,898,402
OTHER ASSETS LESS LIABILITIES -- 5.9%.......................
                                                                   1,065,524
                                                                 -----------
NET ASSETS -- 100.0%........................................     $17,963,926
                                                                 -----------

------------
* Non-income producing security.
+ Rule 144A restricted security.
++ These securities are classified as United States securities as their underlying currency is the U.S. Dollar.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND

                                                   PERCENT OF
INDUSTRY                                           NET ASSETS
------------------------------------------------  ------------
Aerospace.......................................         0.9%
Agriculture.....................................         1.0
Alcoholic Beverages.............................         0.8
Apparel.........................................         4.5
Automobiles.....................................         4.0
Automotive Equipment............................         2.8
Broadcasting....................................         1.4
Building Material Chains........................         0.7
Building Materials..............................         4.9
Chemicals.......................................         5.3
Closed End Country Funds........................         0.4
Clothing Chains.................................         1.3
Computers/Office Automation.....................         1.9
Consumer Electricals............................         1.6
Containers......................................         1.9
Department/Discount Stores......................         0.8
Drugs/Pharmaceuticals...........................         1.3
Electric Utilities..............................         2.0
Electronic Instruments..........................         4.6
Entertainment...................................         0.6
Finance Companies...............................         0.1
Gambling........................................         0.5
Gas Utilities...................................         1.0
Grocery Products................................         0.7
Industrial Engineering..........................         1.5
Investment Companies............................         0.5
Machinery/Equipment.............................         4.3
Metals..........................................         4.6

                                                   PERCENT OF
INDUSTRY                                           NET ASSETS
------------------------------------------------  ------------
Money-Center Banks..............................         3.0%
Oil Refining/Marketing..........................         0.6
Oil/Gas Production..............................         0.8
Other Consumer Services.........................         4.1
Other Consumer Non-Durables.....................         0.4
Other Consumer Durables.........................         0.6
Other Consumer Services.........................         0.8
Other Financial Services........................         0.5
Other Health Services...........................         0.8
Other Prod/Manufacturing........................         8.4
Other Transportation............................         0.9
Other Utilities.................................         0.7
Paper...........................................         3.1
Property-Casualty Insurance.....................         1.4
Publishing......................................         0.8
Railroads.......................................         1.3
Real Estate Brokers.............................         1.9
Semiconductors..................................         1.1
Soaps/Cosmetics.................................         0.8
Specialty Chains................................         1.3
Telecommunications Equip........................         1.5
Telephone.......................................         1.4
Textiles........................................         0.9
Wholesale Distribution..........................         1.1
Other Assets Less Liabilities...................         5.9
                                                       -----
TOTAL...........................................       100.0%
                                                       -----
                                                       -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES PORTFOLIO
-------------------------------------------------------------------

  GOAL: Seeks long-term capital appreciation and provides geographic diversification through investment in companies in the developing countries of the world.

  REVIEW AND OUTLOOK: The Emerging Countries Portfolio enjoyed exceptionally strong performance for the six-month period from April through September 1995. The Portfolio returns were nearly triple the return of the IFC Investable Index, the World Bank's benchmark measure of emerging countries stock performance.

  As of September 30, 1995, the Portfolio held about one-quarter of its assets in the stocks of companies based in Hong Kong and Brazil. Within emerging markets worldwide, we found the best performing companies to be those that are adapting well to their changing social, economic, and political environments.

  Some of these changes include large-scale investments in economic infrastructure, the establishment of low-cost manufacturing operations, the privatization of state-owned industries and the emergence of new consumer cultures. Some of the top performing stocks in the Portfolio during the period were Brazilian airline TAM Transport Aeros., Korean manufacturer Samsung Electronics and the Mexican shipping company Transportacion Maratima de Mexico
(TMM). TAM, a local and regional airline, is considered one of South America's best managed companies. It recorded solid earnings and share price growth through the period on the strength of added capacity and routes. Samsung benefited through the period from the improving outlook for its semiconductor products, especially dynamic random access memory chips or DRAMs. These chips are important components in personal computers, and Samsung is the world's leading producer of them. TMM continued to benefit from the growth of Mexican exports that have resulted from the North American Free Trade Agreement and the devaluation of the Mexican peso.

  The emerging markets of the world are home to some of the world's most dynamic companies and most exciting investment opportunities. To find and take advantage of these opportunities, we have developed a unique international investing style that draws on the best of traditional and systematic research sources to identify companies with great growth prospects. We remain optimistic and confident that these emerging market opportunities will help deliver solid, long-term investment returns to our investors.

                            REPRESENTATIVE HOLDINGS

                          TAM Transport Aereos, Brazil
                        Samsung Electronics, South Korea
                             ASM Pacific, Hong Kong
                          CPT Telefonica de Peru, Peru
                        China Hong Kong Photo, Hong Kong
                            Oyl Industries, Malaysia
                           Telec de Sao Paulo, Brazil
                    Transportacion Maratima Mexicana, Mexico
                             C&P Homes, Philippines
                       Korea Mobile Telecom, South Korea

--------------------------------------------------------------------------------

A CONVERSATION WITH LARRY SPEIDELL
-------------------------------------------------------------------

                      Larry Speidell
     [PHOTO]          Portfolio Manager
                      Emerging Countries Portfolio

Q. LARRY, THE EMERGING COUNTRIES PORTFOLIO TURNED
IN OUTSTANDING PERFORMANCE IN ITS CLASS FROM APRIL THROUGH SEPTEMBER. WHAT WAS THE NICHOLAS-APPLEGATE TEAM DOING THAT WAS SO DIFFERENT FROM OTHER EMERGING-MARKETS PORTFOLIO MANAGERS TO ACCOUNT FOR THIS SUCCESS?

A. Our investing style is truly bottom-up in nature.
We look for companies that are growing their earnings streams in ways that can be sustained and that will receive market recognition. To make this style work in the emerging markets of the world, we developed tools enabling us to make direct comparisons on a company-by-company basis across industry lines and national boundaries. I think our performance indicates that our traditional and systematic research tools and our investing disciplines work very well in these markets.

Q. EMERGING-MARKET STOCKS HAVE DISPLAYED SOME
RATHER WIDE PRICE SWINGS IN RECENT YEARS. IS THIS THE NATURE OF INVESTING IN THESE MARKETS?

A. Capital markets, whether they are domestic or international, established or emerging, typically are subject to random, short-term cycles of advances and declines. Some markets, such as those for small-company domestic stocks or international emerging-market stocks, have more pronounced price swings than others. Generally, the markets that hold out the prospects for the greatest long-term growth also are subject to greater short-term fluctuations. We think the prospects for long-term growth from emerging markets are exceptional, but we also expect some fluctuation along the way. Most importantly, we believe that, managed properly, these fluctuations can enhance long-term returns.

Q. GIVEN THESE FREQUENT AND PRONOUNCED PRICE
SWINGS, COULD STOCKS IN EMERGING MARKET COUNTRIES BE CONSIDERED A BIT RISKY FOR THE AVERAGE INVESTOR?

A. To me, the term "average investor" conjures an image of someone who is working for a living and trying to save for retirement and maybe for the college education of a child or two. I think this investor really needs to take advantage of the long-term investment opportunities presented by emerging-markets companies. But the average investor also needs to be mindful of his or her investing time horizon and how emerging-market stocks will work with the other investments in his or her portfolio. That's why I encourage investors to discuss these choices with their financial consultant and to remain focused on meeting their long-term goals.

Q. WHAT MAKES A GOOD EMERGING-COUNTRIES
INVESTMENT?

A. We think good emerging-countries investments have many of the same qualities as good domestic investments. Emerging countries are the fastest growing parts of the world economy. The best emerging countries investments tend to be companies that are managed to take advantage of opportunities resulting from the rapid changes accompanying that growth. Some of those changes might result from infrastructure spending, privatization efforts, new manufacturing opportunities or a burgeoning consumer culture. The effect is to open up new markets or new niches. We think the best emerging

--------------------------------------------------------------------------------

-------------------------------------------------------------------
countries investments are the resourceful companies that are capturing these market opportunities and prospering from them.

Q. CAN YOU GIVE SOME EXAMPLES OF THE PORTFOLIO'S
RECENT BUYS AND SELLS?

A. Sure, we recently bought shares of K.R.
Precision, a Thailand company that manufactures suspension assemblies for personal computer disk drives. K.R. commands a 10% share of the market for this component but is a low-cost producer. The company's excellent product quality has contributed to its growth in sales and earnings. We also bought Barlow, a building materials company that we believe is poised to grow as it helps to build a new South Africa. We sold our position in Land & General, a Malaysian conglomerate with concentrations in real estate, mining and timber. We think the Malaysian growth story is ultimately a good one and that Land & General is a well-run company. However, earnings have been impacted by wet weather and slow property sales and company fundamentals are also changing as a result of a fairly high rate of inflation.

--------------------------------------------------------------------------------

EMERGING COUNTRIES INSTITUTIONAL PORTFOLIO
-------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN NICHOLAS-APPLEGATE EMERGING COUNTRIES INSTITUTIONAL PORTFOLIO WITH THE IFC INVESTABLE INDEX.

                          TOTAL RETURN SINCE INCEPTION
                             (11/28/94 -- 09/30/95)
                                     6.82%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                         Emerging
                        Countries
                    Institutional    IFC Investable
                        Portfolio             Index
11/28/94                   250000            250000
12/94                      237014            211506
3/95                       218398            180838
6/95                       251427            196621
9/95                       267042            195837

This graph is furnished to you in accordance with SEC regulations. It compares a $250,000 investment in the Emerging Countries Institutional Portfolio with the International Finance Corporation ("IFC") Investable Index from the commencement of operations of the Portfolio on November 28, 1994 to the end of the Trust's semi-annual period on September 30, 1995, on a cumulative basis. All return calculations reflect the reinvestment of income dividends and capital gains distributions, if any, as well as all fees and expenses applicable to the Portfolio.

The total returns for the Portfolio reflect the fact that fees and expenses in excess of certain expense limits specified in the investment management agreement have been assumed by Nicholas-Applegate Capital Management. Total return results would have been lower had there been no assumption of fees and expenses in excess of expense limitations.

The IFC Investable Index is an unmanaged index that measures the performance of more than 1,100 stocks that are legally and practically available to outside investors in 25 emerging market countries of the world.

The Index reflects the reinvestment of income dividends and capital gains distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Past performance is no guarantee of future performance of any index or Nicholas-Applegate Mutual Funds.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

EMERGING
COUNTRIES FUND                                NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS -- 85.8%
----------------------------------------------

ARGENTINA -- 3.7%
  Capex S. A. -- A...........................      11,500  $   86,250
  Compania Naviera Perez Companc S. A. -- B..      29,500     129,210
  Siderca S.A. -- A..........................      82,000      64,124
                                                           ----------
                                                              279,584
                                                           ----------
BRAZIL -- 6.8%
  Aracruz Celulose S. A. -- Preferred B......      36,000      74,386
  Ficap Marvin S.A. -- Preferred*............     300,000      59,157
  Itausa Investimentos S.A...................     100,000      62,933
  Tam Transportes Aereos Regionais S.A.......   5,030,000     164,659
  Telecomunicacoes de Sao Paulo S. A. --
    Preferred................................     510,000      83,235
  Unipar-Uniao de Industrias Petroquimicas S.
    A. -- Preferred B........................      51,863      66,909
                                                           ----------
                                                              511,279
                                                           ----------
HONG KONG -- 9.8%
  ASM Pacific Technology.....................     144,000     137,822
  China Hong Kong Photo Production...........     246,000     113,746
  Kingboard Chemicals Holdings LTD...........     390,000     121,060
  Luoyang Glass Company LTD (China)..........      96,000      38,491
  Sinocan Holdings LTD.......................     458,000     168,824
  Varitronix International LTD...............      78,000     158,891
                                                           ----------
                                                              738,834
                                                           ----------
INDONESIA -- 5.3%
  PT Indorama Synthetics.....................      25,000      83,628
  PT Kalbe Farma.............................       8,000      31,972

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------

INDONESIA (CONTINUED)
  PT Roda Vivatex............................      34,500  $   25,519
  PT Semen Gresik............................      26,000      73,482
  PT Sorini Corporation......................       7,000      40,185
  PT Sorini Corporation Local................       6,000      34,445
  PT Tigaraksa Satria........................      11,000      40,561
  PT Wicaksana Overseas......................      26,000      69,463
                                                           ----------
                                                              399,255
                                                           ----------
KOREA -- 2.3%
  Korea Electric Power Corp.*................       1,670      69,352
  Korea Mobile Telecommunications, Corp.*....          60      63,892
  Samsung Electronics -- Preferred NV*.......         310      40,626
  Samsung Electronics -- Preferred NV --
    New......................................           3         647
                                                           ----------
                                                              174,517
                                                           ----------
MALAYSIA -- 3.0%
  O. Y. L. Industries BHD....................      11,000      91,065
  Sistem Televisyen Malaysia BHD.............      20,000      60,895
  United Engineers LTD.......................      12,000      76,896
                                                           ----------
                                                              228,856
                                                           ----------
MEXICO -- 9.7%
  ALFA, S.A. de C.V. -- A....................       2,000      26,907
  Cemex S.A. -- B............................      11,000      49,272
  Gruma S.A.*................................      27,000      89,436
  Grupo Carso S.A.*..........................      17,000     106,500
  Grupo Financiero Inbursa S. A. -- B........      20,000      67,972
  Grupo Modelo S.A. -- C.....................      16,000      60,392
  Industrias Penoles S. A. -- CP.............      25,000      93,187
  Tablex S.A. de C.V.*.......................      52,000      95,286

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

MEXICO (CONTINUED)
  Transportacion Maratima Mexicana S. A. --
    A*.......................................       9,000  $   63,148
  Transportacion Maratima Mexicana S. A. --
    L*.......................................      10,000      79,718
                                                           ----------
                                                              731,818
                                                           ----------
PERU -- 2.4%
  Cementos Norte Pacasmayo*..................      11,748      27,375
  CPT Telefonica de Peru S.A. -- B...........      66,663     127,231
  Enrique Ferreyros S. A.....................      24,310      29,025
                                                           ----------
                                                              183,631
                                                           ----------
PHILIPPINES -- 2.9%
  Bankard, Inc.*.............................      90,000      33,231
  C & P Homes, Inc.*.........................     107,500      67,188
  Selecta Dairy Products, Inc.*..............     200,000      21,154
  Southeast Asia Cement Holdings, Inc.*......     520,000      66,000
  Steniel Manufacturing Corp.................     150,000      29,423
                                                           ----------
                                                              216,996
                                                           ----------
SOUTH AFRICA -- 1.4%
  Barlow LTD*................................       3,000      33,895
  Dorbyl Limited.............................       2,800      33,840
  Pick'n Pay Stores LTD*.....................      11,000      33,895
                                                           ----------
                                                              101,630
                                                           ----------
THAILAND -- 7.8%
  K.R. Precision Public Co. LTD -- Local*....      14,400      85,499
  Land and House Company LTD -- Foreign......       4,000      62,801
  PTT Exploration and Production -- Foreign..      13,000     126,400

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------

THAILAND (CONTINUED)
  Serm Suk Co. LTD -- Local*.................       2,000  $   25,184
  Serm Suk Co. LTD -- Foreign................       3,000      37,776
  Srithai Superware Company LTD -- Foreign...      10,000      75,314
  Thai Stanley Electric Co., LTD --
    Foreign*.................................      15,000      41,243
  Tipco Asphalt Co. LTD -- Local.............      14,800      77,848
  United Communication Industry -- Foreign...       4,000      51,963
                                                           ----------
                                                              584,028
                                                           ----------
TURKEY -- 2.8%
  Demirbank T. A. S.*........................     162,000      13,763
  Eregli Demir Ve Celik Fabrikalari T.A.S....     570,000      70,010
  Netas Telekomunik..........................      56,000      21,781
  Tat Konserve Sanayii A. S..................      37,000      24,616
  Trakya Cam Sanayii A. S....................     138,000      15,255
  Turk Siemens Kablo Ve Elektrik Sanayii A.
    S........................................     240,000      65,097
                                                           ----------
                                                              210,522
                                                           ----------
UNITED STATES OF AMERICA++ -- 27.8%
  Cementos Diamante S. A. (Columbia)*+.......       3,400      56,049
  China Yuchai International LTD (China).....       5,000      61,250
  Coca-Cola Femsa S. A. -- ADR (Mexico)......       3,500      69,125
  Czech Republic Fund, Inc...................       3,200      41,200

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

EMERGING
COUNTRIES FUND                                NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------
COMMON STOCKS (Continued)
----------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  Ek Chor China Motorcycle Co. LTD (China)...       6,400  $  104,000
  Emerson Radio Corp. (Hong Kong)*...........      38,800     116,400
  Erciyas Biracilik VE Malt Sanayii
    (Turkey)*+...............................       4,000      49,564
  Flextronics International LTD
    (Singapore)*.............................       4,900     126,175
  GT Chile Growth Fund.......................       1,200      47,100
  Gujarat Ambuja Cements -- GDR (India)......       3,600      30,600
  Hansol Paper LTD -- GDR (South Korea)*.....       1,900      40,563
  India Growth Fund, Inc.*...................       2,900      50,025
  Irsa, Inversiones y Representaciones S. A.
    -- GDR (Argentina)*......................       3,000      72,000
  Korea Fund, Inc............................       1,400      30,975
  L.G. Electronics, Inc. GDR (South Korea)*..       2,800      34,664
  L.G. Electronics GDR -- New (South
    Korea)...................................         162       2,730
  La Cementos Nacional 144A (Ecuador)*+......         230      49,450
  Moneda Chile Fund LTD*.....................      10,000     101,250
  Morgan Stanley India Investment Fund,
    Inc......................................      10,000     103,750
  Pakistan Investment Fund, Inc..............       7,600      50,350
  Perusahaan Perseroan Industries -- ADR
    (Indonesia)..............................         800      28,100

                                              NUMBER
                                            OF SHARES       VALUE

---------------------------------------------------------

UNITED STATES OF AMERICA++ (CONTINUED)
  Rhodia Ster S.A. -- GDR (Brazil)...........       9,000  $  120,870
  R.O.C. Taiwan Fund*........................       1,000      10,625
  Samsung Electronics LTD -- GDS (South
    Korea)*..................................       1,600     113,600
  Samsung Electronics LTD -- GDS -- New
    (South Korea)*...........................         197      12,588
  Samsung Electronics LTD -- GDR 144A (South
    Korea)*..................................          20       1,278
  SDL, Inc.*.................................       1,950      55,088
  Siliconware Precision GDR (Taiwan)*........       9,000     148,500
  Taiwan Fund, Inc...........................       3,750      83,906
  Telecomunicacoes Brasileiras S.A. -- ADR
    (Brazil).................................       3,200     150,422
  Tower Semiconductor LTD (Israel)*..........       1,000      32,500
  Usiminas S. A. -- ADR (Brazil)*+...........       8,200      90,339
                                                           ----------
                                                            2,085,036
                                                           ----------
TOTAL COMMON STOCKS
  (Cost $6,048,047)......................................   6,445,986
                                                           ----------

                                               PRINCIPAL
                                                 AMOUNT
---------------------------------------------------------------------
COMMERCIAL PAPER -- 13.1%
---------------------------------------------------------------------
  Melville
    6.650%, 10/02/95.........................  $  361,000     360,867
  JP Morgan
    6.500%, 10/02/95.........................     620,000     619,776
                                                           ----------
TOTAL COMMERCIAL PAPER
  (Cost $980,643)........................................     980,643
                                                           ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                            PRINCIPAL
                                              AMOUNT        VALUE

---------------------------------------------------------

TOTAL INVESTMENTS -- 98.9%
  (Cost $7,028,690)......................................  $7,426,629
OTHER ASSETS
  LESS LIABILITIES -- 1.1%...............................      84,337
                                                           ----------
NET ASSETS -- 100.0%.....................................  $7,510,966
                                                           ----------

------------
* Non-income producing security

+ Rule 144A restricted security

++ These securities are classified as United States securities as their underlying currency is the U.S. Dollar.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 1995 (UNAUDITED)
------------------------------------------------------------------------

EMERGING COUNTRIES FUND

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Agriculture...................................         1.3%
Airlines......................................         2.3
Alcoholic Beverages...........................         0.9
Automobiles...................................         1.4
Beverages/Soft Drinks.........................         1.8
Broadcasting..................................         0.8
Building Materials............................         5.7
Closed End Country Funds......................         7.0
Containers....................................         3.9
Department Discount Stores....................         0.5
Drugs/Pharmaceuticals.........................         0.4
Electric Utilities............................         2.1
Electronic Instruments........................         0.5
Finance Companies.............................         0.5
Gambling......................................         0.7
Grocery Products..............................         3.0
Home Furnishings..............................         0.8
Homebuilding..................................         0.9
Industrial Engineering........................         1.5
Integrated Oil Companies......................         1.8

                                                 PERCENT OF
INDUSTRY                                         NET ASSETS
----------------------------------------------  ------------
Metals........................................         3.1%
Money-Center Banks............................         0.2
Oil/Gas Production............................         2.7
Other Consumer Services.......................         2.3
Other Consumer Non-Durables...................         2.9
Other Consumer Durables.......................         1.5
Other Financial Services......................         1.7
Other Manufacturing...........................         5.1
Other Transportation..........................         2.0
Paper.........................................         2.0
Photographic Products.........................         1.5
Real Estate Brokers...........................         3.1
Semiconductors................................        14.2
Telecommunications Equipment..................         3.4
Telephone.....................................         3.7
Textiles......................................         6.0
Wholesale Distribution........................         5.7
Other Assets Less Liabilities.................         1.1
                                                     -----
TOTAL.........................................       100.0%
                                                     -----
                                                     -----

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS

                                   NET
                                  ASSET
                                 VALUES
                                   AT          NET        NET REALIZED
                                BEGINNINING INVESTMENT   AND UNREALIZED
                                   OF         INCOME     GAINS (LOSSES)
                                 PERIOD     (DEFICIT)    ON INVESTMENTS
-----------------------------------------------------------------------
WORLDWIDE GROWTH
  Institutional (For the
    period ended 09/30/95)#...   $13.06       $(0.04)        $2.03
  Institutional (For the year
    ended 03/31/95)...........    13.15        (0.01)        (0.04)
  Institutional (For the
    period ended 03/31/94)*...    12.50           --          0.65
INTERNATIONAL GROWTH
  Institutional (For the
    period ended 09/30/95)#...    13.09         0.06          1.06
  Institutional (For the year
    ended 03/31/95)...........    13.47         0.02         (0.22)
  Institutional (For the
    period ended 03/31/94)*...    12.50         0.01          0.96
EMERGING COUNTRIES
  Institutional (For the
    period ended 09/30/95)#...    10.91         0.05          2.38
  Institutional (For the
    period ended 03/31/95)*...    12.50         0.08         (1.66)

------------
  *Worldwide Growth Institutional Portfolio commenced operations on October 1,
   1993, International Growth Institutional Portfolio commenced operations on January 3, 1994 and Emerging Countries Institutional Portfolio commenced operations on November 28, 1994.

 **Annualized.

  +Net of expense reimbursement equivalent to 1.00%, 1.15%, 2.24%, 0.38%, 0.52%,
   0.95%, 2.73% and 0.49% of average net assets, respectively.

  ++Including expenses allocated from the Master Trust Worldwide Growth Fund,
    International Growth Fund, and Emerging Countries Fund of 1.20%, 1.20%, 1.20%, 1.35%, 1.35%, 1.35%, 1.60%, and 0.54%, net of expense reimbursement equivalent to 0.09%, 0.10%, 0.16%, 0.37%, 0.50%, 0.93%, 1.25% and 0.21% of
    average net assets of the Funds, respectively.

#Unaudited.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------

                                DISTRIBUTIONS
                                  FROM NET                             NET ASSET
                                 INVESTMENT       DISTRIBUTIONS        VALUES AT                     NET ASSETS AT
                                   INCOME       FROM CAPITAL GAINS   END OF PERIOD   TOTAL RETURN    END OF PERIOD
------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH
  Institutional (For the
    period ended 09/30/95)#...     $   --             $   --            $15.13          15.85%       $   4,859,736
  Institutional (For the year
    ended 03/31/95)...........      (0.04)                --             13.06          (0.34%)          4,086,668
  Institutional (For the
    period ended 03/31/94)*...         --                 --             13.15           5.20%           2,981,559
INTERNATIONAL GROWTH
  Institutional (For the
    period ended 09/30/95)#...         --                 --             14.21           8.56%          16,688,689
  Institutional (For the year
    ended 03/31/95)...........      (0.06)             (0.12)            13.09          (1.54%)         16,923,561
  Institutional (For the
    period ended 03/31/94)*...         --                 --             13.47           7.60%           3,168,113
EMERGING COUNTRIES
  Institutional (For the
    period ended 09/30/95)#...         --                 --             13.34          22.27%           3,058,246
  Institutional (For the
    period ended 03/31/95)*...      (0.01)                --             10.91         (12.64%)          2,020,615

                                                           RATIO OF NET
                                 RATIO OF EXPENSES      INVESTMENT INCOME
                                   TO AVERAGE NET           TO AVERAGE
                                     ASSETS+++            NET ASSETS+++
------------------------------
WORLDWIDE GROWTH
  Institutional (For the
    period ended 09/30/95)#...        1.35%**                0.56%**
  Institutional (For the year
    ended 03/31/95)...........        1.35%                  0.05%
  Institutional (For the
    period ended 03/31/94)*...        1.34%**                0.15%**
INTERNATIONAL GROWTH
  Institutional (For the
    period ended 09/30/95)#...        1.40%**                0.86%**
  Institutional (For the year
    ended 03/31/95)...........        1.40%                  0.19%
  Institutional (For the
    period ended 03/31/94)*...        1.40%**                0.36%**
EMERGING COUNTRIES
  Institutional (For the
    period ended 09/30/95)#...        1.66%**                0.62%**
  Institutional (For the
    period ended 03/31/95)*...        1.65%**                1.73%**

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1995
(UNAUDITED)
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS

                                                                            WORLDWIDE    INTERNATIONAL     EMERGING
                                                                             GROWTH          GROWTH        COUNTRIES
                                                                          --------------------------------------------
ASSETS
  Investment in Master Trust Fund, at value (Cost $4,191,755,
    $15,538,229, and $3,037,787 respectively)...........................  $   4,855,638  $   16,675,525  $   3,059,359
  Due from advisor......................................................          3,831           5,890          4,249
  Deferred organization costs...........................................             --           5,300          8,350
  Other assets..........................................................            267           1,974             --
                                                                          --------------------------------------------
    Total assets........................................................      4,859,736      16,688,689      3,071,958
                                                                          --------------------------------------------
LIABILITIES
  Accrued expenses......................................................             --              --         13,712
                                                                          --------------------------------------------
    Total liabilities...................................................             --              --         13,712
                                                                          --------------------------------------------
NET ASSETS..............................................................  $   4,859,736  $   16,688,689  $   3,058,246
                                                                          --------------------------------------------
COMPOSITION OF NET ASSETS
  Paid in capital.......................................................  $   4,226,362  $   15,766,707  $   3,040,105
  Accumulated undistributed net investment income (deficit).............         (3,386)         35,661         21,664
  Accumulated undistributed net realized gain (loss)....................          8,681        (518,340)      (212,035)
  Accumulated undistributed foreign exchange gain (loss)................         47,835         150,636         (3,300)
  Net unrealized foreign exchange gain (loss)...........................            425          25,021           (931)
  Net unrealized appreciation of investments............................        579,819       1,229,004        212,743
                                                                          --------------------------------------------
    Net assets..........................................................  $   4,859,736  $   16,688,689  $   3,058,246
                                                                          --------------------------------------------
  Shares of beneficial interest, no par value, issued and outstanding
    (unlimited shares authorized).......................................        321,288       1,174,182        229,183
                                                                          --------------------------------------------
COMPUTATION OF
  Net asset value per share of beneficial interest (Net assets/
    Outstanding shares of beneficial interest)..........................  $       15.13  $        14.21  $       13.34
                                                                          --------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF OPERATIONS FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS

                                                                                WORLDWIDE   INTERNATIONAL   EMERGING
                                                                                 GROWTH        GROWTH       COUNTRIES
                                                                               ---------------------------------------
INVESTMENT INCOME
  Net investment income from Master Trust Fund...............................  $    15,807  $      80,074  $     8,806
                                                                               ---------------------------------------
  EXPENSES
    Accounting fees..........................................................       15,600          7,800        8,580
    Administration fees......................................................          647         14,559        7,842
    Audit fees...............................................................          839          3,560        3,433
    Insurance................................................................           26            105           85
    Legal fees...............................................................          824          3,262          485
    Miscellaneous............................................................           76            306           45
    Organization costs.......................................................           --            202          310
    Registration fees........................................................          534          2,767       14,551
    Shareholder reporting fees...............................................        1,776              3          903
    Transfer agent fees......................................................        5,257          5,017          240
    Trustees' fees...........................................................           93            366           55
                                                                               ---------------------------------------
      Total expenses.........................................................       25,672         37,947       36,529
    Less: Reimbursement due from advisor.....................................      (22,345)       (33,572)     (35,874)
                                                                               ---------------------------------------
      Net expenses...........................................................        3,327          4,375          655
                                                                               ---------------------------------------
        Net investment income................................................       12,480         75,699        8,151
                                                                               ---------------------------------------
NET REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on:
      Security transactions..................................................      238,368       (145,193)     (36,505)
      Foreign exchanges......................................................       38,567        184,232       (3,598)
    Change net in unrealized appreciation of investments and foreign
      currency...............................................................      353,921      1,308,686      508,602
                                                                               ---------------------------------------
      Net gain on investments................................................      630,856      1,347,725      468,499
                                                                               ---------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................  $   643,336  $   1,423,424  $   476,650
                                                                               ---------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------

INSTITUTIONAL SERIES PORTFOLIOS

                                               WORLDWIDE GROWTH           INTERNATIONAL GROWTH            EMERGING COUNTRIES
                                          --------------------------  ----------------------------   ----------------------------
                                             FOR THE                     FOR THE                        FOR THE
                                          PERIOD ENDED     FOR THE    PERIOD ENDED      FOR THE      PERIOD ENDED      FOR THE
                                          SEPTEMBER 30,   YEAR ENDED  SEPTEMBER 30,   PERIOD ENDED   SEPTEMBER 30,   PERIOD ENDED
                                              1995        MARCH 31,       1995         MARCH 31,         1995         MARCH 31,
                                           (UNAUDITED)       1995      (UNAUDITED)       1995*        (UNAUDITED)       1995**
                                          -------------   ----------  -------------   ------------   -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment income...............   $   12,480     $    2,250   $    75,699    $    25,906     $    8,151     $    15,831
    Net realized gain (loss) from
      security transactions.............      238,368       (174,128)     (145,193)      (280,293)       (36,505)       (175,530)
    Net realized foreign exchange gain
      (loss)............................       38,567         12,471       184,232        (31,381)        (3,598)            298
    Change in net unrealized
      appreciation (depreciation) on
      investments and foreign
      currency..........................      353,921         53,391     1,308,686       (271,653)       508,602        (296,790)
                                          ---------------------------------------------------------------------------------------
      Net increase (decrease) in net
        assets resulting from
        operations......................      643,336       (106,016)    1,423,424       (557,421)       476,650        (456,191)
                                          ---------------------------------------------------------------------------------------
  DISTRIBUTIONS TO SHARES OF BENEFICIAL
    INTEREST
    Net investment income+..............           --        (18,648)           --        (69,045)            --          (2,318)
    Capital gains+......................           --             --            --       (134,579)            --              --
                                          ---------------------------------------------------------------------------------------
      Total distributions...............           --        (18,648)           --       (203,624)            --          (2,318)
                                          ---------------------------------------------------------------------------------------
  TRANSACTIONS IN SHARES OF BENEFICIAL
    INTEREST
    Proceeds from shares sold...........    1,008,690      3,564,133       494,680     14,291,286        584,117       3,829,066
    Proceeds from shares issued for
      distribution reinvestment.........           --         18,537            --        191,482             --           2,305
    Cost of shares repurchased..........     (878,958)    (2,352,897)   (2,152,976)      (466,275)       (23,136)     (1,353,247)
                                          ---------------------------------------------------------------------------------------
    Increase (decrease) in net assets
      from transactions in shares of
      beneficial interest...............      129,732      1,229,773    (1,658,296)    14,016,493        560,981       2,478,124
                                          ---------------------------------------------------------------------------------------
      Total increase (decrease) in net
        assets..........................      773,068      1,105,109      (234,872)    13,255,448      1,037,631       2,019,615
NET ASSETS:
  BEGINNING OF PERIOD...................    4,086,668      2,981,559    16,923,561      3,668,113      2,020,615           1,000
                                          ---------------------------------------------------------------------------------------
  END OF PERIOD.........................   $4,859,736     $4,086,668   $16,688,689    $16,923,561     $3,058,246     $ 2,020,615
                                          ---------------------------------------------------------------------------------------
CHANGES IN SHARES OF BENEFICIAL INTEREST
  Beginning balance.....................      312,949        226,709     1,292,929        272,380        185,138              80
  Shares sold...........................       68,668        269,289        35,517      1,038,973         45,870         315,931
  Shares issued for distributions
    reinvested..........................           --          1,459            --         14,495             --             190
  Shares repurchased....................      (60,329)      (184,508)     (154,264)       (32,919)        (1,825)       (131,063)
                                          ---------------------------------------------------------------------------------------
    Ending Balance......................      321,288        312,949     1,174,182      1,292,929        229,183         185,138
                                          ---------------------------------------------------------------------------------------

---------------
 *Commenced operations on August 31, 1994.
**Commenced operations on November 28, 1994.
 +See Financial Highlights for per share distribution amounts.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Mutual Funds (the "Trust") is organized as a diversified, open-end management investment company which offers 43 separate series comprised of Portfolios A, with an initial sales charge, B, with a back-end sales charge, C, with a level asset based sales charge, Institutional, with no load, and Qualified, with no load (each a "Portfolio" and collectively the "Portfolios"). The Portfolios of the Trust seek to achieve their respective investment objectives by investing all of their assets in corresponding series of Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified open-end management investment company offering twelve investment vehicles (the "Funds").

  Pursuant to Rule 24f-2 under the Investment Company Act, the Trust has elected to register an indefinite number of shares. The Trust commenced operations on April 19, 1993.

INVESTMENT INCOME

  Each Portfolio accrues income, net of expenses, daily on its investment in the applicable Fund. All of the net investment income (deficit) and realized and unrealized gains and losses from the security transactions and foreign currency of the Fund are allocated pro rata among the investors in the Fund at the time of such determination.

FEDERAL INCOME TAXES

  It is the Portfolios' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Accordingly, no federal income tax provisions are required if the Portfolios continue to comply with such requirements.

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of the Funds will be deemed to have been "passed through" to the Portfolios.

  Net investment income and net realized gains for the year, (or period where appropriate), differ for financial statement and tax purposes primarily because of one or all of the following: deferral of wash-sale losses, passive foreign investments, unrealized appreciation/depreciation, and capital loss carryforwards.

  The character of distributions made during the year (or period where appropriate), from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

DEFERRED ORGANIZATION COSTS

  Organization Costs incurred by the Trust have been allocated to certain Portfolios based upon management's best estimate of the costs applicable to each Portfolio. These costs have been deferred and will be amortized over a period of 60 months from the date the Portfolios commenced operations.

  In the event that any of the initial shares are redeemed by the holder during the period of amortization of the Portfolios organization costs, the redemption proceeds will be reduced by any such unamortized organization costs in the same proportion as the number of initial shares being redeemed bears to the number of those shares outstanding at the time of redemption.

2. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

Applegate" or "Investment Adviser"). The advisory fee is computed daily for the Funds based upon the percentage of each Fund's average daily net assets.

EXPENSE LIMITATIONS

  Nicholas-Applegate and the Trust have undertaken to limit the Portfolio's expenses to the following annual levels through March 31, 1996. In subsequent years, overall operating expenses for each Portfolio will not fall below the applicable percentage limitation until the Investment Adviser has been fully reimbursed for fees foregone or expenses paid by the Investment Adviser under this agreement, as each Portfolio will reimburse the Investment Adviser in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation.

       FUND
------------------------------------------------------------------------
Worldwide Growth Institutional Portfolio................................  1.35%
International Growth Institutional Portfolio............................  1.40%
Emerging Countries Institutional Portfolio..............................  1.65%

  These percentages are based on the average net assets of the Portfolios, exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with portfolio securities transactions, capital expenditures, and extraordinary expenses.

3. INVESTMENT TRANSACTIONS

  Additions and reductions in the investments in the respective Master Trust Funds for the period ended September 30, 1995 were as follows:

                                                         ADDITIONS  REDUCTIONS
                                                          (000S)      (000S)
                                                         ---------  ----------
Worldwide Growth Institutional Portfolio...............  $  1,027   $     923
International Growth Institutional Portfolio...........       495       2,153
Emerging Countries Institutional Portfolio.............       584          23

4. OFF BALANCE SHEET RISKS

  The Worldwide Growth Portfolios, International Growth Portfolios and Emerging Countries Portfolios invest in the Worldwide Growth Fund, International Growth Fund and Emerging Countries Fund, respectively, whose investment in foreign securities may entail risks due to the potential of political and economic instability in the countries where the securities are being offered. In addition, foreign exchange fluctuations could affect the value of positions held. It is the Portfolios' policy to continuously monitor their exposure to these risks.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES FOR NICHOLAS-APPLEGATE INVESTMENT TRUST SEPTEMBER 30, 1995 (UNAUDITED)

                                                                          WORLDWIDE     INTERNATIONAL     EMERGING
                                                                           GROWTH           GROWTH        COUNTRIES
                                                                            FUND             FUND           FUNDS
                                                                       ----------------------------------------------
ASSETS
  Investments at value
    (Cost $84,111,866, $15,596,924, and $7,028,690, respectively.)...  $    97,502,981  $   16,898,402  $   7,426,629
  Foreign currency (Cost of $2,906,766, $1,471,664, and $132,937,
    respectively.)...................................................        2,924,738       1,503,472        131,190
  Cash...............................................................            2,816             266            601
  Receivables:
    Dividends........................................................          304,451          56,414          4,680
    Interest.........................................................              687              61            179
    Investment securities sold.......................................        3,467,112          26,258         45,600
    Interest sold....................................................           73,705          20,000        125,144
  Deferred organization costs and other assets.......................           16,083           1,043             --
                                                                       ----------------------------------------------
      Total assets...................................................      104,292,573      18,505,916      7,734,023
                                                                       ----------------------------------------------
LIABILITIES
  Payables:
    Investment securities purchased..................................        2,897,240         527,772        208,233
    Interests repurchased............................................           65,645              --          6,333
  Accrued expenses...................................................          160,871          14,218          8,491
                                                                       ----------------------------------------------
      Total liabilities..............................................        3,123,756         541,990        223,057
                                                                       ----------------------------------------------
NET ASSETS...........................................................  $   101,168,817  $   17,963,926  $   7,510,966
                                                                       ----------------------------------------------
COMPOSITION OF NET ASSETS
  Paid in capital....................................................  $    80,929,155  $   16,757,806  $   7,289,007
  Accumulated net investment income..................................          622,491         121,689         37,672
  Accumulated net realized gain (loss)...............................        5,209,729        (405,217)      (205,499)
  Accumulated net realized foreign exchange gain (loss)..............        1,005,723         161,764         (6,409)
  Net unrealized foreign exchange gain (loss)........................           10,604          26,406         (1,744)
  Net unrealized appreciation on investments.........................       13,391,115       1,301,478        397,939
                                                                       ----------------------------------------------
      Net assets.....................................................  $   101,168,817  $   17,963,926  $   7,510,966
                                                                       ----------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST
FOR THE PERIOD ENDED SEPTEMBER 30, 1995 (UNAUDITED)

                                                                              WORLDWIDE     INTERNATIONAL   EMERGING
                                                                                GROWTH         GROWTH       COUNTRIES
                                                                                 FUND           FUND          FUND
                                                                            ------------------------------------------
INVESTMENT INCOME
  INCOME
    Dividends.............................................................  $      898,324  $     197,469  $    41,044
    Interest..............................................................          72,941         11,446       14,496
                                                                            ------------------------------------------
      Total income........................................................         971,265        208,915       55,540
                                                                            ------------------------------------------
  EXPENSES
    Accounting fees.......................................................          37,547         37,500       24,751
    Administration fees...................................................          17,726          3,301          893
    Advisory fees.........................................................         495,850         92,295       31,368
    Audit fees............................................................          10,434          1,942          544
    Custodian fees........................................................          60,100         17,720        8,616
    Insurance.............................................................           1,109            210           92
    Legal fees............................................................           2,079            387           99
    Miscellaneous.........................................................           4,803            894          242
    Organization costs....................................................           3,157            150           --
    Trustees' fees........................................................           4,886          4,886        4,886
                                                                            ------------------------------------------
      Total expenses......................................................         637,691        159,285       71,491
    Less: Reimbursement from advisor......................................         (42,936)       (34,686)     (31,340)
                                                                            ------------------------------------------
      Net expenses........................................................         594,755        124,599       40,151
                                                                            ------------------------------------------
      Net investment income...............................................         376,510         84,316       15,389
                                                                            ------------------------------------------
NET REALIZED & UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
  Net realized gain (loss) on:
    Security transactions.................................................       5,938,498       (153,763)      15,125
    Foreign exchange......................................................         847,654        220,908       (8,570)
  Change net in unrealized appreciation of investments and foreign
    currency..............................................................       7,405,788      1,352,456      770,807
                                                                            ------------------------------------------
    Net gain on investments...............................................      14,191,940      1,419,601      777,362
                                                                            ------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................  $   14,568,450  $   1,503,917  $   792,751
                                                                            ------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE MUTUAL FUNDS
NOTES TO THE FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS FOR NICHOLAS-APPLEGATE INVESTMENT TRUST

                                                  WORLDWIDE GROWTH           INTERNATIONAL GROWTH         EMERGING COUNTRIES
                                             ---------------------------  --------------------------  ---------------------------
                                                FOR THE                      FOR THE                     FOR THE
                                             PERIOD ENDED     FOR THE     PERIOD ENDED     FOR THE    PERIOD ENDED     FOR THE
                                             SEPTEMBER 30,   YEAR ENDED   SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  PERIOD ENDED
                                                 1995        MARCH 31,        1995        MARCH 31,       1995        MARCH 31,
                                              (UNAUDITED)      1995*       (UNAUDITED)      1995*      (UNAUDITED)      1995*
                                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  OPERATIONS
    Net investment income..................   $   376,510   $    240,302   $    84,316   $    33,806   $    15,389    $   22,283
    Net realized gain (loss) from security
      transactions.........................     5,938,498     (1,802,878)     (153,763)     (293,491)       15,125      (220,624)
    Net realized foreign exchange gain
      (loss)...............................       847,654        281,823       220,908       (30,063)       (8,570)          461
    Change in net unrealized appreciation
      (depreciation) of investments and
      foreign currency.....................     7,405,788        277,524     1,352,456      (270,042)      770,807      (372,912)
                                             ------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        resulting from operations..........    14,568,450     (1,003,229)    1,503,917      (559,790)      792,751      (570,792 )
                                             ------------------------------------------------------------------------------------
  TRANSACTIONS IN INTERESTS
    Contributions by partners..............     6,139,326     39,169,871     1,178,580    15,092,291     3,762,898     5,244,412
    Withdrawals by partners................   (17,101,331 )  (30,285,996)   (2,350,968 )    (609,534)     (324,761 )  (1,393,542 )
                                             ------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
        from transactions in interests.....   (10,962,005 )    8,883,875    (1,172,388 )  14,482,757     3,438,137     3,850,870
                                             ------------------------------------------------------------------------------------
      Total increase in net assets.........     3,606,445      7,880,646       331,529    13,922,967     4,230,888     3,280,078
NET ASSETS:
  BEGINNING OF PERIOD......................    97,562,372     89,681,726    17,632,397     3,689,430     3,280,078            --
                                             ------------------------------------------------------------------------------------
  END OF PERIOD............................  $101,168,817   $ 97,562,372  $ 17,963,926   $17,612,397  $  7,510,966   $ 3,280,078
                                             ------------------------------------------------------------------------------------

---------------
*Worldwide Growth Fund commenced operations on April 19, 1993, International
 Growth Fund commenced operations on January 3, 1994 and Emerging Countries Fund commenced operations on November 28, 1994.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

  Nicholas-Applegate Investment Trust (the "Master Trust"), a diversified, open-end management investment company organized as a Delaware business trust, is comprised of twelve investment vehicles (each a Fund and collectively the "Funds") as of September 30, 1995. Each Fund has up to five Portfolios which have invested in the respective series of the Master Trust to achieve their investment objective. The Trust commenced operations on April 19, 1993.

SECURITIES TRANSACTIONS

  Equity securities are valued at the last sale price (for exchange-listed securities) or the mean between the last bid and asked price (if lacking any sales and for over-the-counter securities). Debt securities generally are valued at the mean between the last bid and asked prices. Securities with 60 days or less remaining to maturity are valued on an amortized cost basis which approximates market value.

  Securities for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Master Trust's Board of Trustees.

  Securities transactions are recognized on the trade date. Realized gains and losses from securities transactions are calculated using the first-in, first-out method. Dividend income is recognized on the ex-dividend date, and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. The prospectus for the Nicholas-Applegate Mutual Funds describes each Fund's policies with respect to declaration and payment of dividends and distribution of capital gains.

FOREIGN CURRENCY TRANSLATION

  Foreign currency balances of the Worldwide Growth Fund, International Growth Fund and Emerging Countries Fund other than the cost of investments, are translated into U.S. dollar values at the bid price of such currency against the U.S. dollar last quoted on the valuation date.

  Gains and losses on securities transactions resulting from fluctuations in foreign currency exchange rates are not isolated. The Funds report these foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

FEDERAL INCOME TAXES

  The Funds are treated as partnerships for federal income tax purposes. Any interest, dividends and gains or losses of a Fund will be deemed to have been "passed through" to the Portfolios.

DEFERRED ORGANIZATION COSTS

  Organization costs incurred by the Master Trust have been allocated to the various Funds based upon management's best estimate of the costs applicable to each Fund. These costs have been deferred and will be amortized over a period of 60 months from the date the Funds commenced operations.

B. TRANSACTIONS WITH AFFILIATES

ADVISORY AGREEMENTS

  The investment adviser to the Master Trust is Nicholas-Applegate Capital Management ("Nicholas-

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

Applegate") The advisory fee is computed daily for the Funds based upon the following percentages of each Fund's average daily net asset:

                                                    FIRST $500   NEXT $500   EXCESS OF
       FUND                                          MILLION      MILLION    $1 BILLION
--------------------------------------------------  ----------   ---------   ----------
Worldwide Growth Fund.............................    1.00%        0.90%       0.85%
International Growth Fund.........................    1.00%        0.90%       0.85%
Emerging Countries Fund...........................    1.25%        1.25%       1.25%

C. INVESTMENT TRANSACTIONS

  The aggregate purchases and sales of investment securities, other than short-term obligations, for the period ended September 30, 1995, were as follows:

       FUND                                         PURCHASES     SALES
--------------------------------------------------  ----------   -------
Worldwide Growth Fund.............................  $   42,231   $58,805
International Growth Fund.........................       8,688    10,497
Emerging Countries Fund...........................       4,289     1,596

  At September 30, 1995, the net unrealized appreciation (depreciation) based on the cost of investments for Federal income tax purposes was as follows (in 000's):

                                                        TAX          GROSS           GROSS            NET
                                                      COST OF      UNREALIZED      UNREALIZED      UNREALIZED
                       FUND                         INVESTMENTS   APPRECIATION   (DEPRECIATION)   APPRECIATION
--------------------------------------------------  -----------   ------------   --------------   ------------
Worldwide Growth Fund.............................    $84,112       $16,952         $(3,561)        $13,391
International Growth Fund.........................     15,597         2,048            (747)          1,301
Emerging Countries Fund...........................      7,029           694            (296)            398

D. OFF BALANCE SHEET RISKS

  The Worldwide Growth, International Growth and Emerging Countries Funds investment in foreign securities may entail risks due to the potential of political and economic instability in the countries where the securities are being offered. In addition, foreign exchange fluctuations could affect the value of positions held. It is the Funds policy to continuously monitor its exposure to these risks.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INVESTMENT TRUST
NOTES TO THE FUNDS' FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------

E. SELECTED RATIO DATA

                                                                              RATIO OF       RATIO OF NET
                                                                             OPERATING        INVESTMENT
                                                                            EXPENSES TO         INCOME
                                                                            AVERAGE NET     TO AVERAGE NET      PORTFOLIO
                                                                              ASSETS+          ASSETS+        TURNOVER RATE
----------------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH
  For the period ended 09/30/95++........................................        1.20%**          0.76%**         45.16%
  For the year ended 03/31/95............................................        1.20%            0.24%           98.54%
  For the period ended 03/31/94*.........................................        1.20%**          0.01%**         95.09%
INTERNATIONAL GROWTH
  For the period ended 09/30/95++........................................        1.35%**          0.91%**         50.20%
  For the year ended 03/31/95............................................        1.35%            0.24%           74.88%
  For the period ended 03/31/94*.........................................        1.35%**          0.41%**         23.71%
EMERGING COUNTRIES
  For the period ended 09/30/95++........................................        1.60%**          0.60%**         36.70%
  For the period ended 03/31/95*.........................................        1.60%**          1.73%**         60.79%

------------
 *Worldwide Growth Fund, International Growth Fund and Emerging Countries Fund commenced operations on April 19, 1993, January 3, 1994 and November 28, 1994, respectively.

**Annualized.

 +Net of expense reimbursement equivalent to 0.09%, 0.10%, 0.16%, 0.37%, 0.50%,
  0.93%, 1.25% and 0.21% of average net assets, respectively.

 ++Unaudited.

--------------------------------------------------------------------------------

NICHOLAS=APPLEGATE-Registered Trademark- MUTUAL FUNDS
-----------------------------------------------------------------------
600 West Broadway
San Diego, California 92101